UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Gregory F. Niland

American Funds College Target Date Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Semi-annual report for the six months ended April 30, 2024

A balanced approach
that seeks to build
and preserve wealth
for higher education

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Funds® College 2042 Fund, American Funds® College 2039 Fund, American Funds® College 2036 Fund, American Funds College 2033 Fund®, American Funds College 2030 Fund®, American Funds College 2027 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2024.

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	10 years	Lifetime[1]	Expense ratios

Reflecting 3.50% maximum initial sales charge:
American Funds College 2042 Fund	—	—	—	–1.25%	0.87%[2]
American Funds College 2039 Fund	18.67%	—	—	3.60	0.87
American Funds College 2036 Fund	15.80	7.78%	—	6.82	0.79
American Funds College 2033 Fund	10.02	6.35	—	6.23	0.73
American Funds College 2030 Fund	5.19	4.70	5.09%	6.57	0.71
American Funds College 2027 Fund	1.72	2.94	3.85	5.20	0.70

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund[3]	0.76	0.65	0.97	0.80	0.69

[1]	Since September 14, 2012, for all funds except College 2042 Fund, which commenced operations on March 15, 2024, College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015. Lifetime return of –1.25% for College 2042 Fund is cumulative as this fund has less than one year of history.
[2]	Expense ratios are estimated for College 2042 Fund.
[3]	American Funds College 2024 Fund® was closed on March 22, 2024, and assets were merged into the American Funds College Enrollment Fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds College Target Date Series for the periods ended April 30, 2024, are shown in the table on page 2, as well as results of each fund’s benchmark and peer group index.

For additional information about the series, its investment results, holdings and the Target Date Solutions Committee, visit capitalgroup.com/individual/products/target-date-college-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

3	Investment approach for American Funds College Target Date Series

4	Investment portfolios

17	Financial statements

23	Notes to financial statements

38	Financial highlights

The college target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, refer to capitalgroup.com.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds College Target Date Series	1

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested for Class 529-A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

American Funds College 2042 Fund[2]	—	—	—	—	–1.60%
S&P 500 Composite Index[3,4]	—	—	—	—	–1.48
Bloomberg U.S. Aggregate Index[4,5]	—	—	—	—	–1.59

American Funds College 2039 Fund[2]	19.43%	17.09%	—	—	3.45
S&P 500 Index[3,4]	20.98	22.66	—	—	9.62
Bloomberg U.S. Aggregate Index[4,5]	4.97	–1.47	—	—	–3.22

American Funds College 2036 Fund[2]	17.11	14.70	7.28%	—	6.77
S&P 500 Index[3,4]	20.98	22.66	13.19	—	13.02
Bloomberg U.S. Aggregate Index[4,5]	4.97	–1.47	–0.16	—	0.66

American Funds College 2033 Fund[2]	13.14	9.56	6.02	—	6.24
S&P 500 Index[3,4]	20.98	22.66	13.19	—	12.37
Bloomberg U.S. Aggregate Index[4,5]	4.97	–1.47	–0.16	—	0.81

American Funds College 2030 Fund	10.17	5.17	4.54	5.12%	6.61
American Funds College 2027 Fund	7.36	2.39	2.98	3.93	5.28
S&P 500 Index[3,4]	20.98	22.66	13.19	12.41	13.33
Bloomberg U.S. Aggregate Index[4,5]	4.97	–1.47	–0.16	1.20	1.17

American Funds College Enrollment Fund	4.41	1.48	0.83	1.04	0.89
Bloomberg U.S. Aggregate 1–5 Years Index[4,6]	2.86	1.90	0.92	1.27	1.20

Past results are not predictive of results in future periods.

[1]	Since September 14, 2012, for all funds except College 2042 Fund, which commenced operations on March 15, 2024, College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015. Lifetime and index returns for College 2042 Fund are cumulative as this fund has less than one year of history.
[2]	Six-month and one-, five- and 10-year returns for College 2042 Fund are unavailable since the fund commenced operations on March 15, 2024. Five- and 10-year returns for College 2039 Fund are unavailable since the fund commenced operations on March 26, 2021. 10-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018. 10-year returns for College 2033 Fund are unavailable since the fund commenced operations on March 27, 2015.
[3]	The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
[5]	The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.
[6]	The Bloomberg U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.

2	American Funds College Target Date Series

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt. The automatic rebalancing is disciplined and frequent to align the funds with their stated investment objective.

The investment professionals of the Target Date Solutions Committee don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that they believe would make sense through the cycle, and they stick to it.

American Funds College Target Date Series glide path

The target allocations shown are as of April 30, 2024, and are subject to the Target Date Solutions Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below the allocations shown in the prospectus. Underlying funds may be added or removed during the year. Refer to capitalgroup.com for current allocations.

American Funds College Target Date Series	3

American Funds College 2042 Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 52%	Shares	Value (000)
AMCAP Fund, Class R-6	43,438	$1,783
SMALLCAP World Fund, Inc., Class R-6	22,727	1,530
New Perspective Fund, Class R-6	24,750	1,450
The Growth Fund of America, Class R-6	19,836	1,351
EuroPacific Growth Fund, Class R-6	17,353	992
The New Economy Fund, Class R-6	12,867	740
American Funds Global Insight Fund, Class R-6	3,673	81
		7,927

Growth-and-income funds 43%
Fundamental Investors, Class R-6	29,546	2,262
Capital World Growth and Income Fund, Class R-6	27,955	1,757
The Investment Company of America, Class R-6	23,854	1,279
Washington Mutual Investors Fund, Class R-6	11,128	666
International Growth and Income Fund, Class R-6	15,892	586
		6,550

Balanced funds 2%
American Balanced Fund, Class R-6	4,113	135
American Funds Global Balanced Fund, Class R-6	3,698	135
		270

Fixed income funds 3%
U.S. Government Securities Fund, Class R-6	37,526	433
American High-Income Trust, Class R-6	14,262	135
		568

Total investment securities 100% (cost: $15,568,000)		15,315
Other assets less liabilities 0%		(2)

Net assets 100%		$15,313

4	American Funds College Target Date Series

American Funds College 2042 Fund (continued)

Investments in affiliates1

	Value at 3/15/2024[2] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 52%
AMCAP Fund, Class R-6	$—	$1,823	$—	$—	$(40)	$1,783	$—		$—
SMALLCAP World Fund, Inc., Class R-6	—	1,562	—	—	(32)	1,530	—		—
New Perspective Fund, Class R-6	—	1,472	—	—	(22)	1,450	—		—
The Growth Fund of America, Class R-6	—	1,379	—	—	(28)	1,351	—		—
EuroPacific Growth Fund, Class R-6	—	1,003	—	—	(11)	992	—		—
The New Economy Fund, Class R-6	—	757	—	—	(17)	740	—		—
American Funds Global Insight Fund, Class R-6	—	82	—	—	(1)	81	—		—
						7,927
Growth-and-income funds 43%
Fundamental Investors, Class R-6	—	2,300	—	—	(38)	2,262	—		—
Capital World Growth and Income Fund, Class R-6	—	1,779	—	—	(22)	1,757	—		—
The Investment Company of America, Class R-6	—	1,297	—	—	(18)	1,279	—		—
Washington Mutual Investors Fund, Class R-6	—	675	—	—	(9)	666	—		—
International Growth and Income Fund, Class R-6	—	591	—	—	(5)	586	—	[3]	—
						6,550
Balanced funds 2%
American Balanced Fund, Class R-6	—	137	—	—	(2)	135	—		—
American Funds Global Balanced Fund, Class R-6	—	137	—	—	(2)	135	—	[3]	—
						270
Fixed income funds 3%
U.S. Government Securities Fund, Class R-6	—	439	—	—	(6)	433	2		—
American High-Income Trust, Class R-6	—	135	—	—	— [3]	135	—	[3]	—
						568
Total 100%				$—	$(253)	$15,315	$2		$—

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Commencement of operations.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds College Target Date Series	5

American Funds College 2039 Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 43%	Shares	Value (000)
AMCAP Fund, Class R-6	2,242,326	$92,025
SMALLCAP World Fund, Inc., Class R-6	1,349,963	90,880
The Growth Fund of America, Class R-6	1,127,495	76,782
New Perspective Fund, Class R-6	1,128,603	66,136
The New Economy Fund, Class R-6	649,729	37,353
EuroPacific Growth Fund, Class R-6	622,364	35,593
American Funds Global Insight Fund, Class R-6	1,380,239	30,503
		429,272

Growth-and-income funds 37%
The Investment Company of America, Class R-6	1,820,035	97,572
Capital World Growth and Income Fund, Class R-6	1,421,252	89,311
Fundamental Investors, Class R-6	1,144,456	87,620
Washington Mutual Investors Fund, Class R-6	1,025,287	61,384
International Growth and Income Fund, Class R-6	807,065	29,789
		365,676

Balanced funds 10%
American Balanced Fund, Class R-6	1,573,683	51,570
American Funds Global Balanced Fund, Class R-6	1,318,229	48,049
		99,619

Fixed income funds 10%
American High-Income Trust, Class R-6	5,677,279	53,650
U.S. Government Securities Fund, Class R-6	1,547,888	17,878
The Bond Fund of America, Class R-6	1,567,600	17,181
American Funds Multi-Sector Income Fund, Class R-6	1,307,178	11,974
		100,683

Total investment securities 100% (cost: $926,174,000)		995,250
Other assets less liabilities 0%		(238)

Net assets 100%		$995,012

6	American Funds College Target Date Series

American Funds College 2039 Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
AMCAP Fund, Class R-6	$62,851	$15,844	$—	$—	$13,330	$92,025	$432	$1,978
SMALLCAP World Fund, Inc., Class R-6	62,851	17,560	—	—	10,469	90,880	761	—
The Growth Fund of America, Class R-6	50,271	16,557	—	—	9,954	76,782	516	3,928
New Perspective Fund, Class R-6	43,980	15,408	—	—	6,748	66,136	645	2,273
The New Economy Fund, Class R-6	25,109	7,622	—	—	4,622	37,353	167	1,093
EuroPacific Growth Fund, Class R-6	25,198	6,336	—	—	4,059	35,593	494	584
American Funds Global Insight Fund, Class R-6	18,819	8,554	—	—	3,130	30,503	344	—
						429,272
Growth-and-income funds 37%
The Investment Company of America, Class R-6	62,625	22,600	—	—	12,347	97,572	781	2,611
Capital World Growth and Income Fund, Class R-6	56,334	22,556	—	—	10,421	89,311	805	1,067
Fundamental Investors, Class R-6	57,451	18,371	—	—	11,798	87,620	615	2,501
Washington Mutual Investors Fund, Class R-6	37,463	17,753	—	—	6,168	61,384	547	955
International Growth and Income Fund, Class R-6	18,593	7,972	—	—	3,224	29,789	269	—
						365,676
Balanced funds 10%
American Balanced Fund, Class R-6	31,264	15,988	—	—	4,318	51,570	765	—
American Funds Global Balanced Fund, Class R-6	31,364	12,734	—	—	3,951	48,049	387	—
						99,619
Fixed income funds 10%
American High-Income Trust, Class R-6	32,022	19,400	—	—	2,228	53,650	1,506	—
U.S. Government Securities Fund, Class R-6	12,835	5,020	—	—	23	17,878	372	—
The Bond Fund of America, Class R-6	—	17,686	—	—	(505)	17,181	147	—
American Funds Multi-Sector Income Fund, Class R-6	—	12,106	—	—	(132)	11,974	140	—
						100,683
Total 100%				$—	$106,153	$995,250	$9,693	$16,990

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds College Target Date Series	7

American Funds College 2036 Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 29%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,316,365	$157,744
AMCAP Fund, Class R-6	3,332,453	136,764
New Perspective Fund, Class R-6	1,844,595	108,093
SMALLCAP World Fund, Inc., Class R-6	1,598,080	107,583
American Funds Global Insight Fund, Class R-6	3,661,987	80,930
The New Economy Fund, Class R-6	1,153,470	66,313
EuroPacific Growth Fund, Class R-6	106,921	6,115
		663,542

Growth-and-income funds 35%
The Investment Company of America, Class R-6	3,742,778	200,650
Capital World Growth and Income Fund, Class R-6	3,143,093	197,512
Fundamental Investors, Class R-6	2,340,901	179,219
Washington Mutual Investors Fund, Class R-6	2,564,581	153,542
International Growth and Income Fund, Class R-6	1,752,414	64,682
American Mutual Fund, Class R-6	285,023	14,955
		810,560

Equity-income funds 0%
Capital Income Builder, Class R-6	84,651	5,610
The Income Fund of America, Class R-6	73,517	1,738
		7,348

Balanced funds 10%
American Balanced Fund, Class R-6	4,045,255	132,563
American Funds Global Balanced Fund, Class R-6	2,294,420	83,632
		216,195

Fixed income funds 26%
The Bond Fund of America, Class R-6	22,244,000	243,794
American High-Income Trust, Class R-6	16,911,469	159,813
American Funds Multi-Sector Income Fund, Class R-6	17,328,356	158,728
American Funds Mortgage Fund, Class R-6	1,523,507	12,889
American Funds Strategic Bond Fund, Class R-6	1,456,561	12,847
U.S. Government Securities Fund, Class R-6	258,906	2,990
		591,061

Total investment securities 100% (cost: $2,190,775,000)		2,288,706
Other assets less liabilities 0%		(537)

Net assets 100%		$2,288,169

8	American Funds College Target Date Series

American Funds College 2036 Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 29%
The Growth Fund of America, Class R-6	$124,054	$10,453	$—	$—	$23,237	$157,744	$1,213	$9,241
AMCAP Fund, Class R-6	110,156	4,038	—	—	22,570	136,764	724	3,314
New Perspective Fund, Class R-6	89,591	5,534	—	—	12,968	108,093	1,223	4,311
SMALLCAP World Fund, Inc., Class R-6	91,428	1,052	—	—	15,103	107,583	1,052	—
American Funds Global Insight Fund, Class R-6	69,182	1,181	—	—	10,567	80,930	1,181	—
The New Economy Fund, Class R-6	54,293	2,560	—	—	9,460	66,313	340	2,220
EuroPacific Growth Fund, Class R-6	5,133	202	—	—	780	6,115	92	109
						663,542
Growth-and-income funds 35%
The Investment Company of America, Class R-6	161,426	9,783	—	—	29,441	200,650	1,786	6,307
Capital World Growth and Income Fund, Class R-6	160,200	9,917	—	—	27,395	197,512	2,031	2,856
Fundamental Investors, Class R-6	142,629	9,056	—	—	27,534	179,219	1,391	5,921
Washington Mutual Investors Fund, Class R-6	124,395	10,171	—	—	18,976	153,542	1,581	2,945
International Growth and Income Fund, Class R-6	52,786	3,647	—	—	8,249	64,682	634	—
American Mutual Fund, Class R-6	—	14,844	—	—	111	14,955	45	—
						810,560
Equity-income funds 0%
Capital Income Builder, Class R-6	—	5,596	—	—	14	5,610	16	—
The Income Fund of America, Class R-6	—	1,744	—	—	(6)	1,738	1	—
						7,348
Balanced funds 10%
American Balanced Fund, Class R-6	105,281	13,744	—	—	13,538	132,563	2,306	—
American Funds Global Balanced Fund, Class R-6	72,657	2,312	—	—	8,663	83,632	737	—
						216,195
Fixed income funds 26%
The Bond Fund of America, Class R-6	176,677	64,019	—	—	3,098	243,794	4,886	—
American High-Income Trust, Class R-6	124,926	26,414	—	—	8,473	159,813	4,973	—
American Funds Multi-Sector Income Fund, Class R-6	122,544	28,520	—	—	7,664	158,728	4,764	—
American Funds Mortgage Fund, Class R-6	—	13,331	—	—	(442)	12,889	116	—
American Funds Strategic Bond Fund, Class R-6	—	13,259	—	—	(412)	12,847	61	—
U.S. Government Securities Fund, Class R-6	2,885	69	—	—	36	2,990	69	—
						591,061
Total 100%				$—	$247,017	$2,288,706	$31,222	$37,224

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds College Target Date Series	9

American Funds College 2033 Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 8%	Shares	Value (000)
AMCAP Fund, Class R-6	1,679,448	$68,925
New Perspective Fund, Class R-6	1,109,967	65,044
American Funds Global Insight Fund, Class R-6	2,789,694	61,652
The Growth Fund of America, Class R-6	241,815	16,468
SMALLCAP World Fund, Inc., Class R-6	155,977	10,500
The New Economy Fund, Class R-6	124,073	7,133
		229,722

Growth-and-income funds 38%
American Mutual Fund, Class R-6	4,673,809	245,235
Capital World Growth and Income Fund, Class R-6	3,813,245	239,624
Washington Mutual Investors Fund, Class R-6	3,916,788	234,498
The Investment Company of America, Class R-6	4,095,309	219,550
Fundamental Investors, Class R-6	1,726,939	132,214
International Growth and Income Fund, Class R-6	1,603,927	59,201
		1,130,322

Equity-income funds 6%
Capital Income Builder, Class R-6	1,626,459	107,786
The Income Fund of America, Class R-6	3,430,006	81,085
		188,871

Balanced funds 9%
American Balanced Fund, Class R-6	6,030,843	197,631
American Funds Global Balanced Fund, Class R-6	2,378,067	86,680
		284,311

Fixed income funds 39%
The Bond Fund of America, Class R-6	39,854,641	436,807
American High-Income Trust, Class R-6	21,565,313	203,792
American Funds Multi-Sector Income Fund, Class R-6	22,098,531	202,423
American Funds Mortgage Fund, Class R-6	19,169,701	162,176
American Funds Strategic Bond Fund, Class R-6	18,321,219	161,593
Intermediate Bond Fund of America, Class R-6	907,175	11,040
		1,177,831

Total investment securities 100% (cost: $2,992,788,000)		3,011,057
Other assets less liabilities 0%		(694)

Net assets 100%		$3,010,363

10	American Funds College Target Date Series

American Funds College 2033 Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 8%
AMCAP Fund, Class R-6	$55,851	$2,048	$437	$72	$11,391	$68,925	$367	$1,680
New Perspective Fund, Class R-6	53,911	3,329	—	—	7,804	65,044	736	2,594
American Funds Global Insight Fund, Class R-6	52,703	899	—	—	8,050	61,652	900	—
The Growth Fund of America, Class R-6	13,423	1,131	590	41	2,463	16,468	131	1,000
SMALLCAP World Fund, Inc., Class R-6	8,924	102	—	—	1,474	10,500	103	—
The New Economy Fund, Class R-6	5,840	275	—	—	1,018	7,133	37	239
						229,722
Growth-and-income funds 38%
American Mutual Fund, Class R-6	209,797	10,962	—	—	24,476	245,235	3,355	3,744
Capital World Growth and Income Fund, Class R-6	199,897	5,984	—	—	33,743	239,624	2,480	3,504
Washington Mutual Investors Fund, Class R-6	197,898	7,020	—	—	29,580	234,498	2,440	4,579
The Investment Company of America, Class R-6	178,257	8,919	—	—	32,374	219,550	1,963	6,955
Fundamental Investors, Class R-6	106,376	5,414	—	—	20,424	132,214	1,029	4,385
International Growth and Income Fund, Class R-6	50,848	583	—	—	7,770	59,201	583	—
						1,130,322
Equity-income funds 6%
Capital Income Builder, Class R-6	93,634	4,834	—	—	9,318	107,786	2,357	116
The Income Fund of America, Class R-6	69,058	4,979	—	—	7,048	81,085	1,836	—
						188,871
Balanced funds 9%
American Balanced Fund, Class R-6	172,126	3,652	—	—	21,853	197,631	3,652	—
American Funds Global Balanced Fund, Class R-6	76,741	775	—	—	9,164	86,680	775	—
						284,311
Fixed income funds 39%
The Bond Fund of America, Class R-6	374,582	53,662	—	—	8,563	436,807	9,478	—
American High-Income Trust, Class R-6	178,200	13,712	—	—	11,880	203,792	6,634	—
American Funds Multi-Sector Income Fund, Class R-6	177,397	14,068	—	—	10,958	202,423	6,350	—
American Funds Mortgage Fund, Class R-6	121,493	39,473	—	—	1,210	162,176	3,468	—
American Funds Strategic Bond Fund, Class R-6[2]	120,404	41,109	1,416	—	1,496	161,593	1,157	—
Intermediate Bond Fund of America, Class R-6	—	11,236	—	—	(196)	11,040	72	—
						1,177,831
Total 100%				$113	$261,861	$3,011,057	$49,903	$28,796

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	11

American Funds College 2030 Fund	unaudited
Investment portfolio April 30, 2024

Growth-and-income funds 22%	Shares	Value (000)
American Mutual Fund, Class R-6	7,070,956	$371,013
Washington Mutual Investors Fund, Class R-6	4,064,349	243,333
Capital World Growth and Income Fund, Class R-6	2,269,813	142,635
The Investment Company of America, Class R-6	1,272,776	68,233
		825,214

Equity-income funds 14%
The Income Fund of America, Class R-6	13,714,148	324,203
Capital Income Builder, Class R-6	3,161,927	209,541
		533,744

Balanced funds 9%
American Balanced Fund, Class R-6	7,887,241	258,465
American Funds Global Balanced Fund, Class R-6	1,852,084	67,508
		325,973

Fixed income funds 55%
The Bond Fund of America, Class R-6	46,384,935	508,379
American Funds Mortgage Fund, Class R-6	45,336,452	383,546
American Funds Strategic Bond Fund, Class R-6	41,930,257	369,825
American High-Income Trust, Class R-6	27,216,481	257,196
American Funds Multi-Sector Income Fund, Class R-6	27,892,967	255,500
Intermediate Bond Fund of America, Class R-6	19,347,580	235,460
Short-Term Bond Fund of America, Class R-6	4,370,348	41,081
		2,050,987

Total investment securities 100% (cost: $3,898,042,000)		3,735,918
Other assets less liabilities 0%		(875)

Net assets 100%		$3,735,043

12	American Funds College Target Date Series

American Funds College 2030 Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6[2]	$4,918	$180	$6,245	$(278)	$1,425	$—	$32	$148
American Funds Global Insight Fund, Class R-6[2]	4,816	82	5,679	219	562	—	82	—
New Perspective Fund, Class R-6[2]	4,837	299	5,894	(763)	1,521	—	66	233
						—
Growth-and-income funds 22%
American Mutual Fund, Class R-6	318,566	15,701	—	—	36,746	371,013	5,052	5,623
Washington Mutual Investors Fund, Class R-6	229,854	9,324	30,388	6,911	27,632	243,333	2,714	5,319
Capital World Growth and Income Fund, Class R-6	137,327	4,388	22,259	(367)	23,546	142,635	1,616	2,407
The Investment Company of America, Class R-6	77,481	4,001	27,246	1,599	12,398	68,233	752	3,006
Fundamental Investors, Class R-6[2]	9,966	470	12,304	(37)	1,905	—	60	411
International Growth and Income Fund, Class R-6[2]	4,825	22	5,556	(608)	1,317	—	23	—
						825,214
Equity-income funds 14%
The Income Fund of America, Class R-6	278,460	17,426	—	—	28,317	324,203	7,354	—
Capital Income Builder, Class R-6	187,707	5,071	1,715	129	18,349	209,541	4,614	228
						533,744
Balanced funds 9%
American Balanced Fund, Class R-6	225,488	4,899	550	79	28,549	258,465	4,782	—
American Funds Global Balanced Fund, Class R-6	66,768	641	7,930	527	7,502	67,508	642	—
						325,973
Fixed income funds 55%
The Bond Fund of America, Class R-6	457,784	39,596	—	—	10,999	508,379	11,141	—
American Funds Mortgage Fund, Class R-6	318,061	60,722	—	—	4,763	383,546	8,638	—
American Funds Strategic Bond Fund, Class R-6[3]	315,610	52,047	3,908	—	6,076	369,825	2,507	—
American High-Income Trust, Class R-6	231,298	10,506	—	—	15,392	257,196	8,448	—
American Funds Multi-Sector Income Fund, Class R-6	228,256	13,053	—	—	14,191	255,500	8,062	—
Intermediate Bond Fund of America, Class R-6	154,023	80,846	—	—	591	235,460	4,115	—
Short-Term Bond Fund of America, Class R-6	—	41,336	—	—	(255)	41,081	300	—
						2,050,987
Total 100%				$7,411	$241,526	$3,735,918	$71,000	$17,375

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 4/30/2024.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	13

American Funds College 2027 Fund	unaudited
Investment portfolio April 30, 2024

Growth-and-income funds 14%	Shares	Value (000)
American Mutual Fund, Class R-6	6,080,148	$319,025
Capital World Growth and Income Fund, Class R-6	947,391	59,534
Washington Mutual Investors Fund, Class R-6	991,814	59,380
		437,939

Equity-income funds 6%
The Income Fund of America, Class R-6	6,150,440	145,397
Capital Income Builder, Class R-6	875,771	58,037
		203,434

Balanced funds 7%
American Balanced Fund, Class R-6	6,666,258	218,453

Fixed income funds 73%
Intermediate Bond Fund of America, Class R-6	44,045,884	536,038
American Funds Mortgage Fund, Class R-6	53,838,817	455,476
Short-Term Bond Fund of America, Class R-6	46,653,712	438,545
The Bond Fund of America, Class R-6	28,748,980	315,089
American Funds Strategic Bond Fund, Class R-6	33,971,031	299,625
American High-Income Trust, Class R-6	15,440,096	145,909
American Funds Multi-Sector Income Fund, Class R-6	15,763,118	144,390
		2,335,072

Total investment securities 100% (cost: $3,429,284,000)		3,194,898
Other assets less liabilities 0%		(786)

Net assets 100%		$3,194,112

14	American Funds College Target Date Series

American Funds College 2027 Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 14%
American Mutual Fund, Class R-6	$282,182	$12,009	$7,737	$1,522	$31,049	$319,025	$4,431	$4,981
Capital World Growth and Income Fund, Class R-6	60,055	1,899	12,212	2,023	7,769	59,534	696	1,053
Washington Mutual Investors Fund, Class R-6	67,322	2,425	19,898	1,680	7,851	59,380	740	1,543
The Investment Company of America, Class R-6[2]	4,463	204	5,287	112	508	—	29	174
						437,939
Equity-income funds 6%
The Income Fund of America, Class R-6	148,913	4,821	23,199	472	14,390	145,397	3,687	—
Capital Income Builder, Class R-6	63,773	1,691	13,729	(399)	6,701	58,037	1,468	77
						203,434
Balanced funds 7%
American Balanced Fund, Class R-6	197,235	4,887	8,635	1,040	23,926	218,453	4,152	—
American Funds Global Balanced Fund, Class R-6[2]	4,219	23	4,737	(419)	914	—	23	—
						218,453
Fixed income funds 73%
Intermediate Bond Fund of America, Class R-6	444,813	87,571	—	—	3,654	536,038	10,631	—
American Funds Mortgage Fund, Class R-6	417,080	30,907	—	—	7,489	455,476	10,772	—
Short-Term Bond Fund of America, Class R-6	273,235	165,736	—	—	(426)	438,545	7,510	—
The Bond Fund of America, Class R-6	318,585	13,663	26,132	(1,017)	9,990	315,089	7,321	—
American Funds Strategic Bond Fund, Class R-6[3]	282,466	15,340	4,562	30	6,351	299,625	1,797	—
American High-Income Trust, Class R-6	148,914	5,130	18,149	745	9,269	145,909	5,130	—
American Funds Multi-Sector Income Fund, Class R-6	146,375	4,876	16,239	543	8,835	144,390	4,876	—
						2,335,072
Total 100%				$6,332	$138,270	$3,194,898	$63,263	$7,828

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 4/30/2024.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	15

American Funds College Enrollment Fund	unaudited

Investment portfolio April 30, 2024

Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	7,209,932	$378,305

Balanced funds 5%
American Balanced Fund, Class R-6	6,423,928	210,512

Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	204,804,974	1,925,166
Intermediate Bond Fund of America, Class R-6	91,342,904	1,111,643
American Funds Mortgage Fund, Class R-6	50,008,539	423,073
American Funds Strategic Bond Fund, Class R-6	23,910,684	210,892
		3,670,774

Total investment securities 100% (cost: $4,620,954,000)		4,259,591
Other assets less liabilities 0%		(1,158)

Net assets 100%		$4,258,433

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$143,812	$234,300	$31,821	$1,775	$30,239	$378,305	$2,040	$2,392
Balanced funds 5%
American Balanced Fund, Class R-6	80,032	138,241	16,983	(539)	9,761	210,512	1,560	—
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	741,056	1,314,242	98,839	673	(31,966)	1,925,166	20,800	—
Intermediate Bond Fund of America, Class R-6	429,790	826,975	56,297	(4,451)	(84,374)	1,111,643	11,998	—
American Funds Mortgage Fund, Class R-6	162,204	336,640	22,113	(3,064)	(50,594)	423,073	5,201	—
American Funds Strategic Bond Fund, Class R-6[2]	81,345	182,528	11,224	(1,979)	(39,778)	210,892	(227)	—
						3,670,774
Total 100%				$(7,585)	$(166,712)	$4,259,591	$41,372	$2,392

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

16	American Funds College Target Date Series

Financial statements	unaudited

Statements of assets and liabilities at April 30, 2024	(dollars and shares in thousands, except per-share amounts)

		College 2042 Fund		College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund
Assets:
Investment securities of affiliated issuers, at value		$15,315		$995,250	$2,288,706	$3,011,057	$3,735,918
Receivables for:
Sales of investments		—		—	—	—	—
Sales of fund’s shares		1,198		1,605	2,554	1,335	2,065
Dividends		2		469	2,719	4,611	7,369
Total assets		16,515		997,324	2,293,979	3,017,003	3,745,352

Liabilities:
Payables for:
Purchases of investments		1,185		1,582	4,547	5,088	7,639
Repurchases of fund’s shares		15		492	727	859	1,799
Services provided by related parties		2		191	423	540	677
Trustees’ deferred compensation		—	*	2	8	15	23
Other		—	*	45	105	138	171
Total liabilities		1,202		2,312	5,810	6,640	10,309
Net assets at April 30, 2024		$15,313		$995,012	$2,288,169	$3,010,363	$3,735,043

Net assets consist of:
Capital paid in on shares of beneficial interest		$15,567		$906,987	$2,153,454	$2,969,345	$3,883,905
Total distributable earnings (accumulated loss)		(254)		88,025	134,715	41,018	(148,862)
Net assets at April 30, 2024		$15,313		$995,012	$2,288,169	$3,010,363	$3,735,043

Investment securities of affiliated issuers, at cost		$15,568		$926,174	$2,190,775	$2,992,788	$3,898,042

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$10,143		$692,439	$1,762,514	$2,455,467	$3,060,159
	Shares outstanding	1,031		65,254	146,117	207,184	242,949
	Net asset value per share	$9.84		$10.61	$12.06	$11.85	$12.60
Class 529-C:	Net assets	$1,016		$81,577	$105,900	$80,442	$113,538
	Shares outstanding	103		7,768	8,902	6,856	9,126
	Net asset value per share	$9.83		$10.50	$11.90	$11.73	$12.44
Class 529-E:	Net assets	$132		$13,676	$50,582	$72,693	$94,924
	Shares outstanding	13		1,291	4,206	6,172	7,602
	Net asset value per share	$9.84		$10.59	$12.03	$11.78	$12.49
Class 529-T:	Net assets	$10		$11	$15	$16	$15
	Shares outstanding	1		1	1	1	1
	Net asset value per share	$9.84		$10.67	$12.17	$11.90	$12.63
Class 529-F-1:	Net assets	$10		$11	$15	$12	$11
	Shares outstanding	1		1	1	1	1
	Net asset value per share	$9.84		$10.67	$12.15	$11.91	$12.66
Class 529-F-2:	Net assets	$3,992		$207,007	$369,132	$401,150	$465,562
	Shares outstanding	406		19,424	30,624	33,875	36,995
	Net asset value per share	$9.84		$10.66	$12.05	$11.84	$12.58
Class 529-F-3:	Net assets	$10		$291	$11	$583	$834
	Shares outstanding	1		27	1	49	66
	Net asset value per share	$9.84		$10.68	$12.22	$11.84	$12.58

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds College Target Date Series	17

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		College 2027 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$3,194,898	$4,259,591
Receivables for:
Sales of investments		1,390	1,431
Sales of fund’s shares		1,741	2,359
Dividends		8,301	13,091
Total assets		3,206,330	4,276,472

Liabilities:
Payables for:
Purchases of investments		8,301	13,091
Repurchases of fund’s shares		3,131	3,789
Services provided by related parties		620	926
Trustees’ deferred compensation		20	47
Other		146	186
Total liabilities		12,218	18,039
Net assets at April 30, 2024		$3,194,112	$4,258,433

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,404,077	$4,688,084
Total distributable earnings (accumulated loss)		(209,965)	(429,651)
Net assets at April 30, 2024		$3,194,112	$4,258,433

Investment securities of affiliated issuers, at cost		$3,429,284	$4,620,954

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$2,521,379	$3,306,652
	Shares outstanding	218,003	364,586
	Net asset value per share	$11.57	$9.07
Class 529-C:	Net assets	$152,152	$240,179
	Shares outstanding	13,303	26,198
	Net asset value per share	$11.44	$9.17
Class 529-E:	Net assets	$82,296	$125,815
	Shares outstanding	7,182	13,888
	Net asset value per share	$11.46	$9.06
Class 529-T:	Net assets	$13	$11
	Shares outstanding	1	1
	Net asset value per share	$11.60	$9.07
Class 529-F-1:	Net assets	$11	$10
	Shares outstanding	1	1
	Net asset value per share	$11.63	$9.08
Class 529-F-2:	Net assets	$438,250	$585,368
	Shares outstanding	37,932	64,633
	Net asset value per share	$11.55	$9.06
Class 529-F-3:	Net assets	$11	$398
	Shares outstanding	1	44
	Net asset value per share	$11.55	$9.05

*	Amount less than one thousand.

Refer to the notes to financial statements.

18	American Funds College Target Date Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2024	(dollars in thousands)

	College 2042 Fund[1]	College 2039 Fund		College 2036 Fund		College 2033 Fund		College 2030 Fund
Investment income (loss):
Income:
Dividends from affiliated issuers	$2	$9,693		$31,222		$49,903		$71,000

Fees and expenses[2]:
Distribution services	2	1,272		2,656		3,422		4,369
Transfer agent services	1	459		1,167		1,587		2,005
529 plan services	— [3]	245		611		823		1,037
Reports to shareholders	—	12		30		42		53
Registration statement and prospectus	—	60		81		93		102
Trustees’ compensation	— [3]	2		5		7		9
Auditing and legal	—	1		3		4		5
Custodian	—	1		3		3		5
Other	—	1		3		4		5
Total fees and expenses before waivers	3	2,053		4,559		5,985		7,590
Less waivers of fees and expenses:
Transfer agent services waivers	—	—	[3]	—	[3]	—	[3]	—	[3]
Total fees and expenses after waivers	3	2,053		4,559		5,985		7,590
Net investment income (loss)	(1)	7,640		26,663		43,918		63,410

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	—	—		—		113		7,411
Capital gain distributions received from affiliated issuers	—	16,990		37,224		28,796		17,375
	—	16,990		37,224		28,909		24,786
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(253)	106,153		247,017		261,861		241,526
Net realized gain (loss) and unrealized appreciation (depreciation)	(253)	123,143		284,241		290,770		266,312
Net increase (decrease) in net assets resulting from operations	$(254)	$130,783		$310,904		$334,688		$329,722

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds College Target Date Series	19

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2024 (continued)	(dollars in thousands)

	College 2027 Fund		College Enrollment Fund
Investment income (loss):
Income:
Dividends from affiliated issuers	$63,263		$41,372

Fees and expenses[2]:
Distribution services	3,882		2,734
Transfer agent services	1,719		1,131
529 plan services	893		617
Reports to shareholders	46		24
Registration statement and prospectus	86		21
Trustees’ compensation	7		5
Auditing and legal	5		2
Custodian	4		2
Other	4		2
Total fees and expenses before waivers	6,646		4,538
Less waivers of fees and expenses:
Transfer agent services waivers	—	[3]	— [3]
Total fees and expenses after waivers	6,646		4,538
Net investment income (loss)	56,617		36,834

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	6,332		(7,585)
Capital gain distributions received from affiliated issuers	7,828		2,392
	14,160		(5,193)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	138,270		(166,712)
Net realized gain (loss) and unrealized appreciation (depreciation)	152,430		(171,905)
Net increase (decrease) in net assets resulting from operations	$209,047		$(135,071)

[1]	For the period March 15, 2024, commencement of operations, through April 30, 2024.
[2]	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

20	American Funds College Target Date Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	College 2042 Fund	College 2039 Fund		College 2036 Fund
	Period ended April 30, 2024[1,2]	Six months ended April 30, 2024[2]	Year ended October 31, 2023	Six months ended April 30, 2024[2]	Year ended October 31, 2023
Operations:
Net investment income (loss)	$(1)	$7,640	$5,075	$26,663	$28,373
Net realized gain (loss)	—	16,990	3,791	37,224	(11,421)
Net unrealized appreciation (depreciation)	(253)	106,153	14,421	247,017	95,169
Net increase (decrease) in net assets resulting from operations	(254)	130,783	23,287	310,904	112,121

Distributions paid to shareholders	—	(12,777)	(8,161)	(35,906)	(65,538)

Net capital share transactions	15,567	248,136	334,390	223,415	364,389

Total increase (decrease) in net assets	15,313	366,142	349,516	498,413	410,972

Net assets:
Beginning of period	—	628,870	279,354	1,789,756	1,378,784
End of period	$15,313	$995,012	$628,870	$2,288,169	$1,789,756

	College 2033 Fund		College 2030 Fund		College 2027 Fund
	Six months ended April 30, 2024[2]	Year ended October 31, 2023	Six months ended April 30, 2024[2]	Year ended October 31, 2023	Six months ended April 30, 2024[2]	Year ended October 31, 2023
Operations:
Net investment income (loss)	$43,918	$59,928	$63,410	$98,867	$56,617	$93,222
Net realized gain (loss)	28,909	(27,032)	24,786	(42,749)	14,160	(21,043)
Net unrealized appreciation (depreciation)	261,861	77,750	241,526	15,480	138,270	(41,053)
Net increase (decrease) in net assets resulting from operations	334,688	110,646	329,722	71,598	209,047	31,126

Distributions paid to shareholders	(67,762)	(97,514)	(104,891)	(119,272)	(95,850)	(89,087)

Net capital share transactions	226,734	379,677	254,993	375,848	221,928	311,526

Total increase (decrease) in net assets	493,660	392,809	479,824	328,174	335,125	253,565

Net assets:
Beginning of period	2,516,703	2,123,894	3,255,219	2,927,045	2,858,987	2,605,422
End of period	$3,010,363	$2,516,703	$3,735,043	$3,255,219	$3,194,112	$2,858,987

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds College Target Date Series	21

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	College Enrollment Fund
	Six months ended April 30, 2024[2]	Year ended October 31, 2023
Operations:
Net investment income (loss)	$36,834	$60,063
Net realized gain (loss)	(5,193)	(69,802)
Net unrealized appreciation (depreciation)	(166,712)	49,932
Net increase (decrease) in net assets resulting from operations	(135,071)	40,193

Distributions paid to shareholders	(56,609)	(45,828)

Net capital share transactions	2,812,401	(476,616)

Total increase (decrease) in net assets	2,620,721	(482,251)

Net assets:
Beginning of period	1,637,712	2,119,963
End of period	$4,258,433	$1,637,712

[1]	For the period March 14, 2024, commencement of operations, through April 30, 2024.
[2]	Unaudited.

Refer to the notes to financial statements.

22	American Funds College Target Date Series

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2042 Fund (“College 2042 Fund”), American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds College Target Date Series	23

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2024, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

24	American Funds College Target Date Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds College Target Date Series	25

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

26	American Funds College Target Date Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College Enrollment Fund
As of October 31, 2023
Undistributed ordinary income		$3,701	$20,721	$45,307	$73,557	$70,761	$45,540
Undistributed long-term capital gains		3,416	—	—	—	—	—
Capital loss carryforward*		—	(11,802)	(27,537)	(43,516)	(21,220)	(86,297)
As of April 30, 2024
Gross unrealized appreciation on investments	—	72,270	138,169	147,449	98,823	48,519	24,423
Gross unrealized depreciation on investments	(253)	(3,214)	(40,348)	(129,254)	(261,052)	(283,319)	(390,038)
Net unrealized appreciation (depreciation) on investments	(253)	69,056	97,821	18,195	(162,229)	(234,800)	(365,615)
Cost of investments	15,568	926,194	2,190,885	2,992,862	3,898,147	3,429,698	4,625,206

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

American Funds College Target Date Series	27

No distributions were paid to shareholders of the College 2042 Fund during the period March 15, 2024, commencement of operations, through April 30, 2024. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):

College 2039 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$6,513		$2,409		$8,922		$1,973		$3,888		$5,861
Class 529-C	461		273		734		92		390		482
Class 529-E	120		48		168		35		78		113
Class 529-T	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	2,257		691		2,948		670		1,035		1,705
Class 529-F-3	4		1		5		—	†	—	†	—	†
Total	$9,355		$3,422		$12,777		$2,770		$5,391		$8,161

College 2036 Fund

	Six months ended April 30, 2024					Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$27,790		$—	$27,790		$14,847		$36,105		$50,952
Class 529-C	1,064		—	1,064		483		2,725		3,208
Class 529-E	702		—	702		357		1,019		1,376
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	—	†	—	†	1		1
Class 529-F-2	6,350		—	6,350		3,322		6,678		10,000
Class 529-F-3	—	†	—	—	†	—	†	1		1
Total	$35,906		$—	$35,906		$19,009		$46,529		$65,538

College 2033 Fund

	Six months ended April 30, 2024					Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$55,286		$—	$55,286		$34,090		$46,186		$80,276
Class 529-C	1,322		—	1,322		804		2,033		2,837
Class 529-E	1,536		—	1,536		948		1,448		2,396
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	9,601		—	9,601		5,500		6,480		11,980
Class 529-F-3	17		—	17		12		13		25
Total	$67,762		$—	$67,762		$41,354		$56,160		$97,514

Refer to the end of the tables for footnote.

28	American Funds College Target Date Series

College 2030 Fund

	Six months ended April 30, 2024					Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$86,093		$—	$86,093		$58,688		$39,685		$98,373
Class 529-C	2,469		—	2,469		1,736		1,814		3,550
Class 529-E	2,544		—	2,544		1,727		1,288		3,015
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	13,756		—	13,756		8,908		5,381		14,289
Class 529-F-3	29		—	29		28		17		45
Total	$104,891		$—	$104,891		$71,087		$48,185		$119,272

College 2027 Fund

	Six months ended April 30, 2024					Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$75,945		$—	$75,945		$52,427		$19,057		$71,484
Class 529-C	3,545		—	3,545		2,243		1,195		3,438
Class 529-E	2,327		—	2,327		1,601		639		2,240
Class 529-T	1		—	1		1		—	†	1
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	14,032		—	14,032		8,992		2,932		11,924
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Total	$95,850		$—	$95,850		$65,264		$23,823		$89,087

College Enrollment Fund

	Six months ended April 30, 2024					Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 529-A	$44,786		$—	$44,786		$36,366		$—	$36,366
Class 529-C	1,885		—	1,885		1,478		—	1,478
Class 529-E	1,669		—	1,669		1,351		—	1,351
Class 529-T	1		—	1		—	†	—	—	†
Class 529-F-1	—	†	—	—	†	—	†	—	—	†
Class 529-F-2	8,268		—	8,268		6,633		—	6,633
Class 529-F-3	—	†	—	—	†	—	†	—	—	†
Total	$56,609		$—	$56,609		$45,828		$—	$45,828

†	Amount less than one thousand.

American Funds College Target Date Series	29

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2024, unreimbursed expenses subject to reimbursement totaled $34,000 for College 2039 Fund’s Class 529-A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2024, AFS waived transfer agent services fees of less than $1,000 total for Class 529-F-1 shares of College 2039 Fund, College 2036 Fund, College 2033 Fund, College 2030 Fund, College 2027 Fund and College Enrollment Fund. AFS does not intend to recoup these waivers.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class of each fund is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to any of the funds.

30	American Funds College Target Date Series

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2024, the 529 plan services fees were $4,226,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class of each fund.

For the six months ended April 30, 2024, the class-specific expenses of each fund under these agreements described in this section were as follows (dollars in thousands):

College 2042 Fund*

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$2		$1		$—	†
Class 529-C	—	†	—	†	—	†
Class 529-E	—	†	—	†	—	†
Class 529-T	—		—	†	—	†
Class 529-F-1	—		—	†	—	†
Class 529-F-2	Not applicable		—	†	—	†
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$2		$1		$—	†

College 2039 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$898	$346		$172
Class 529-C	344	40		20
Class 529-E	30	4		3
Class 529-T	—	—	†	—	†
Class 529-F-1	—	—	†	—	†
Class 529-F-2	Not applicable	69		50
Class 529-F-3	Not applicable	—	†	—	†
Total class-specific expenses	$1,272	$459		$245

College 2036 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,028	$954		$473
Class 529-C	512	59		29
Class 529-E	116	19		13
Class 529-T	—	—	†	—	†
Class 529-F-1	—	—	†	—	†
Class 529-F-2	Not applicable	135		96
Class 529-F-3	Not applicable	—	†	—	†
Total class-specific expenses	$2,656	$1,167		$611

College 2033 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,849	$1,360		$673
Class 529-C	398	47		23
Class 529-E	175	28		20
Class 529-T	—	—	†	—	†
Class 529-F-1	—	—	†	—	†
Class 529-F-2	Not applicable	152		107
Class 529-F-3	Not applicable	—	†	—	†
Total class-specific expenses	$3,422	$1,587		$823

College 2030 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$3,578	$1,720		$852
Class 529-C	560	65		32
Class 529-E	231	38		27
Class 529-T	—	—	†	—	†
Class 529-F-1	—	—	†	—	†
Class 529-F-2	Not applicable	182		126
Class 529-F-3	Not applicable	—	†	—	†
Total class-specific expenses	$4,369	$2,005		$1,037

College 2027 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,948	$1,425		$706
Class 529-C	735	86		43
Class 529-E	199	33		23
Class 529-T	—	—	†	—	†
Class 529-F-1	—	—	†	—	†
Class 529-F-2	Not applicable	175		121
Class 529-F-3	Not applicable	—	†	—	†
Total class-specific expenses	$3,882	$1,719		$893

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	31

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,025	$925		$483
Class 529-C	553	60		32
Class 529-E	156	26		19
Class 529-T	—	—	†	—	†
Class 529-F-1	—	—	†	—	†
Class 529-F-2	Not applicable	120		83
Class 529-F-3	Not applicable	—	†	—	†
Total class-specific expenses	$2,734	$1,131		$617

*	For the period March 15, 2024, commencement of operations, through April 30, 2024.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
College 2042 Fund	$—	*	$—	*	$—	*
College 2039 Fund	1		1		2
College 2036 Fund	3		2		5
College 2033 Fund	4		3		7
College 2030 Fund	5		4		9
College 2027 Fund	4		3		7
College Enrollment Fund	3		2		5

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

32	American Funds College Target Date Series

8. Fund merger

On March 22, 2024, College Enrollment Fund (the “acquiring fund”) acquired the net assets of College 2024 Fund (the “acquired fund”) due to the acquired fund reaching its target date and pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the series’ board of trustees on December 22, 2023. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on March 22, 2024. Shares issued by College Enrollment Fund are disclosed in the capital share transactions table on page 37. Further information about the merger of the funds is as follows (dollars and shares in thousands except per-share amounts):

	Status	Shares outstanding		Net assets	Net asset value per share
College Enrollment Fund	Acquiring fund
Class 529-A		131,987		$1,214,315	$9.20
Class 529-C		7,351		68,420	9.31
Class 529-E		5,340		49,085	9.19
Class 529-T		1		11	9.20
Class 529-F-1		1		12	9.21
Class 529-F-2		22,788		209,300	9.18
Class 529-F-3		1		10	9.17

College 2024 Fund	Acquired fund
Class 529-A		197,482	*	2,168,000	10.98
Class 529-C		16,633	†	181,025	10.88
Class 529-E		7,364	*	80,510	10.93
Class 529-T		1	*	12	10.99
Class 529-F-1		1	*	10	11.01
Class 529-F-2		34,852	*	381,705	10.95
Class 529-F-3		37	*	404	10.95

College Enrollment Fund	Post merger
Class 529-A		367,632		3,382,315	9.20
Class 529-C		26,801		249,445	9.31
Class 529-E		14,098		129,595	9.19
Class 529-T		2		23	9.20
Class 529-F-1		2		20	9.21
Class 529-F-2		64,347		591,005	9.18
Class 529-F-3		45		414	9.17

*	Shares were exchanged at a ratio of 0.84 of the acquiring fund to 1 of the acquired fund.
†	Shares were exchanged at a ratio of 0.86 of the acquiring fund to 1 of the acquired fund.

The cost, fair value and net unrealized depreciation of the investments of College 2024 Fund as of the date of the close of business on March 22, 2024, were as follows (dollars in thousands):

Investment securities, at value	$2,806,508
Investment securities, at cost	2,974,228
Net unrealized appreciation (depreciation)	(167,720)

The acquired fund’s investment securities were excluded from the acquiring fund’s portfolio turnover rate calculation. Had the acquisition been completed on November 1, 2023, the beginning of the semi-annual reporting period for the acquiring fund, the pro forma results of operations for the six months ended April 30, 2024, would have been as follows (dollars in thousands):

Pro forma components of net assets on April 30, 2024
Net investment income (loss)	$76,076
Net realized gain (loss)	(11,323)
Net unrealized appreciation (depreciation)	131,963
Net increase (decrease) in net assets resulting from operations	$196,716

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since March 22, 2024.

American Funds College Target Date Series	33

9. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2024, as follows (dollars in thousands):

	Purchases		Sales
College 2042 Fund	$15,568		$—
College 2039 Fund	260,068		—
College 2036 Fund	251,445		—
College 2033 Fund	234,166		1,028
College 2030 Fund	360,612		125,768
College 2027 Fund	351,183		156,950
College Enrollment Fund	58,697	*	235,645

*	The purchases do not include the investment securities acquired from the merger of College 2024 Fund with College Enrollment Fund that occurred on March 22, 2024.

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2042 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period March 15, 2024[2] through April 30, 2024

Class 529-A	$10,463	1,046	$—	—	$(150)	(15)	$10,313	1,031
Class 529-C	1,052	105	—	—	(13)	(2)	1,039	103
Class 529-E	136	13	—	—	—	—	136	13
Class 529-T	10	1	—	—	—	—	10	1
Class 529-F-1	10	1	—	—	—	—	10	1
Class 529-F-2	4,060	407	—	—	(11)	(1)	4,049	406
Class 529-F-3	10	1	—	—	—	—	10	1
Total net increase (decrease)	$15,741	1,574	$—	—	$(174)	(18)	$15,567	1,556

Refer to the end of the tables for footnotes.

34	American Funds College Target Date Series

College 2039 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2024

Class 529-A	$175,215	17,021	$8,920		880		$(18,969)	(1,824)	$165,166		16,077
Class 529-C	25,642	2,517	734		73		(2,437)	(236)	23,939		2,354
Class 529-E	3,429	334	168		17		(336)	(33)	3,261		318
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-2	58,203	5,615	2,948		290		(5,388)	(513)	55,763		5,392
Class 529-F-3	2	—	5		—	[3]	—	—	7		—	[3]
Total net increase (decrease)	$262,491	25,487	$12,775		1,260		$(27,130)	(2,606)	$248,136		24,141

Year ended October 31, 2023

Class 529-A	$241,266	26,375	$5,859		690		$(16,010)	(1,743)	$231,115		25,322
Class 529-C	29,825	3,286	482		57		(2,247)	(245)	28,060		3,098
Class 529-E	4,957	543	113		14		(387)	(43)	4,683		514
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-2	72,725	7,911	1,704		200		(4,128)	(446)	70,301		7,665
Class 529-F-3	231	26	—	[3]	—	[3]	—	—	231		26
Total net increase (decrease)	$349,004	38,141	$8,158		961		$(22,772)	(2,477)	$334,390		36,625

College 2036 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2024

Class 529-A	$184,790	15,669	$27,782		2,391		$(49,328)	(4,158)	$163,244		13,902
Class 529-C	10,476	901	1,064		93		(10,304)	(890)	1,236		104
Class 529-E	6,174	519	701		60		(1,408)	(118)	5,467		461
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-2	54,886	4,638	6,348		547		(7,746)	(656)	53,488		4,529
Class 529-F-3	10	1	—	[3]	—	[3]	(30)	(3)	(20)		(2)
Total net increase (decrease)	$256,336	21,728	$35,895		3,091		$(68,816)	(5,825)	$223,415		18,994

Year ended October 31, 2023

Class 529-A	$289,341	27,212	$50,941		5,105		$(62,977)	(5,897)	$277,305		26,420
Class 529-C	15,677	1,492	3,207		324		(11,499)	(1,084)	7,385		732
Class 529-E	8,592	812	1,376		138		(1,818)	(172)	8,150		778
Class 529-T	—	—	1		—	[3]	—	—	1		—	[3]
Class 529-F-1	—	—	1		—	[3]	—	—	1		—	[3]
Class 529-F-2	75,136	7,071	10,000		1,004		(13,590)	(1,266)	71,546		6,809
Class 529-F-3	—	—	1		—	[3]	—	—	1		—	[3]
Total net increase (decrease)	$388,746	36,587	$65,527		6,571		$(89,884)	(8,419)	$364,389		34,739

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	35

College 2033 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2024

Class 529-A	$197,522	16,841	$55,267		4,769		$(77,500)	(6,596)	$175,289		15,014
Class 529-C	9,139	787	1,322		115		(13,314)	(1,151)	(2,853)		(249)
Class 529-E	6,218	533	1,536		133		(3,730)	(318)	4,024		348
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-2	52,932	4,503	9,598		830		(12,220)	(1,042)	50,310		4,291
Class 529-F-3	16	2	17		1		(69)	(6)	(36)		(3)
Total net increase (decrease)	$265,827	22,666	$67,740		5,848		$(106,833)	(9,113)	$226,734		19,401

Year ended October 31, 2023

Class 529-A	$328,689	29,914	$80,265		7,616		$(106,605)	(9,665)	$302,349		27,865
Class 529-C	16,331	1,502	2,836		271		(24,222)	(2,227)	(5,055)		(454)
Class 529-E	9,131	836	2,396		229		(4,335)	(393)	7,192		672
Class 529-T	—	—	1		—	[3]	—	—	1		—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-2	78,186	7,120	11,979		1,139		(15,014)	(1,364)	75,151		6,895
Class 529-F-3	14	1	25		2		—	—	39		3
Total net increase (decrease)	$432,351	39,373	$97,502		9,257		$(150,176)	(13,649)	$379,677		34,981

College 2030 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class 529-A	$224,058	17,795	$86,069		6,885		$(110,924)	(8,802)	$199,203	15,878
Class 529-C	16,075	1,292	2,469		199		(19,783)	(1,595)	(1,239)	(104)
Class 529-E	6,924	555	2,544		205		(4,030)	(322)	5,438	438
Class 529-T	—	—	—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-2	53,402	4,236	13,754		1,103		(15,433)	(1,222)	51,723	4,117
Class 529-F-3	13	1	29		2		(174)	(14)	(132)	(11)
Total net increase (decrease)	$300,472	23,879	$104,865		8,394		$(150,344)	(11,955)	$254,993	20,318

Year ended October 31, 2023

Class 529-A	$358,485	29,421	$98,356		8,265		$(154,895)	(12,708)	$301,946	24,978
Class 529-C	27,433	2,280	3,549		301		(34,331)	(2,851)	(3,349)	(270)
Class 529-E	11,160	924	3,016		255		(6,841)	(565)	7,335	614
Class 529-T	—	—	1		—	[3]	—	—	1	—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-2	79,612	6,537	14,274		1,203		(23,794)	(1,955)	70,092	5,785
Class 529-F-3	11	1	44		4		(232)	(19)	(177)	(14)
Total net increase (decrease)	$476,701	39,163	$119,240		10,028		$(220,093)	(18,098)	$375,848	31,093

Refer to the end of the tables for footnotes.

36	American Funds College Target Date Series

College 2027 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2024

Class 529-A	$216,523	18,581	$75,905		6,544		$(124,409)	(10,679)	$168,019		14,446
Class 529-C	25,841	2,241	3,544		309		(21,999)	(1,908)	7,386		642
Class 529-E	6,863	594	2,327		202		(3,692)	(320)	5,498		476
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-2	51,948	4,462	14,030		1,211		(24,953)	(2,144)	41,025		3,529
Class 529-F-3	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$301,175	25,878	$95,806		8,266		$(175,053)	(15,051)	$221,928		19,093

Year ended October 31, 2023

Class 529-A	$336,098	29,233	$71,472		6,302		$(185,944)	(16,182)	$221,626		19,353
Class 529-C	45,246	3,983	3,438		305		(37,604)	(3,308)	11,080		980
Class 529-E	11,719	1,030	2,240		200		(8,014)	(705)	5,945		525
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-2	91,062	7,930	11,921		1,053		(30,108)	(2,622)	72,875		6,361
Class 529-F-3	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$484,125	42,176	$89,071		7,860		$(261,670)	(22,817)	$311,526		27,219

College Enrollment Fund

	Sales[1]			Issued in connection with the merger of College 2024 Fund		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class 529-A	$258,429	14,149		$2,168,000	235,645	$44,740		4,917		$(304,042)	(33,160)	$2,167,127	221,551
Class 529-C	24,867	1,509		181,025	19,450	1,885		204		(36,160)	(3,911)	171,617	17,252
Class 529-E	8,764	434		80,510	8,758	1,665		183		(12,761)	(1,393)	78,178	7,982
Class 529-T	1	—	[3]	12	1	—	[3]	—	[3]	(12)	(1)	1	—	[3]
Class 529-F-1	1	—	[3]	10	1	—	[3]	—	[3]	(10)	(1)	1	—	[3]
Class 529-F-2	56,544	3,708		381,705	41,559	8,263		911		(51,453)	(5,614)	395,059	40,564
Class 529-F-3	24	—	[3]	404	44	—	[3]	—	[3]	(10)	(1)	418	43
Total net increase (decrease)	$348,630	19,800		$2,811,666	305,458	$56,553		6,215		$(404,448)	(44,081)	$2,812,401	287,392

Year ended October 31, 2023

Class 529-A	$202,589	22,140				$36,337		4,011		$(596,555)	(65,200)	$(357,629)	(39,049)
Class 529-C	21,975	2,388				1,477		162		(78,115)	(8,484)	(54,663)	(5,934)
Class 529-E	7,833	858				1,349		149		(27,199)	(2,979)	(18,017)	(1,972)
Class 529-T	—	—				—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	—	—				—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-2	44,598	4,875				6,630		733		(97,535)	(10,659)	(46,307)	(5,051)
Class 529-F-3	—	—				—	[3]	—	[3]	—	—	— [3]	—	[3]
Total net increase (decrease)	$276,995	30,261				$45,793		5,055		$(799,404)	(87,322)	$(476,616)	(52,006)

[1]	Includes exchanges between share classes of the fund.
[2]	Commencement of operations.
[3]	Amount less than one thousand.

American Funds College Target Date Series	37

Financial highlights

College 2042 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Net effective expense ratio[4]		Ratio of net income (loss) to average net assets
Class 529-A:
4/30/2024[5,6,7]	$10.00	$—	[8]	$(.16)	$(.16)	$—	$—	$—	$9.84	(1.60)%[9]	$10		.06%[9]		.06%[9]		(.03)%[9]
Class 529-C:
4/30/2024[5,6,7]	10.00	(.01)		(.16)	(.17)	—	—	—	9.83	(1.70)[9]	1		.14	[9]	.14	[9]	(.12)[9]
Class 529-E:
4/30/2024[5,6,7]	10.00	—	[8]	(.16)	(.16)	—	—	—	9.84	(1.60)[9]	—	[10]	.06	[9]	.06	[9]	(.03)[9]
Class 529-T:
4/30/2024[5,6,7]	10.00	—	[8]	(.16)	(.16)	—	—	—	9.84	(1.60)[9,11]	—	[10]	.02	[9,11]	.02	[9,11]	.02	[9,11]
Class 529-F-1:
4/30/2024[5,6,7]	10.00	—	[8]	(.16)	(.16)	—	—	—	9.84	(1.60)[9,11]	—	[10]	.02	[9,11]	.02	[9,11]	.03	[9,11]
Class 529-F-2:
4/30/2024[5,6,7]	10.00	—	[8]	(.16)	(.16)	—	—	—	9.84	(1.60)[9]	4		.01	[9]	.01	[9]	.02	[9]
Class 529-F-3:
4/30/2024[5,6,7]	10.00	—	[8]	(.16)	(.16)	—	—	—	9.84	(1.60)[9]	—	[10]	.01	[9]	.01	[9]	.04	[9]

Refer to the end of the tables for footnotes.

38	American Funds College Target Date Series

Financial highlights (continued)

College 2039 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,12]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]		Net effective expense ratio[4,12]		Ratio of net income (loss) to average net assets[12]
Class 529-A:
4/30/2024[5,7]	$9.03	$.09	$1.66	$1.75	$(.12)	$(.05)	$(.17)	$10.61	19.43%[9]		$692		.49%[13]		.49%[13]		.87%[13]		1.78%[13]
10/31/2023	8.46	.10	.68	.78	(.07)	(.14)	(.21)	9.03	9.44		444		.49		.49		.87		1.05
10/31/2022	11.04	.07	(2.60)	(2.53)	(.04)	(.01)	(.05)	8.46	(23.02)		202		.48		.48		.85		.78
10/31/2021[5,14]	10.00	.03	1.01	1.04	—	—	—	11.04	10.40	[9]	53		.47	[13]	.47	[13]	.87	[13]	.45	[13]
Class 529-C:
4/30/2024[5,7]	8.93	.05	1.64	1.69	(.07)	(.05)	(.12)	10.50	18.99	[9]	82		1.19	[13]	1.19	[13]	1.57	[13]	1.04	[13]
10/31/2023	8.39	.03	.68	.71	(.03)	(.14)	(.17)	8.93	8.66		48		1.19		1.19		1.57		.33
10/31/2022	11.01	.01	(2.59)	(2.58)	(.03)	(.01)	(.04)	8.39	(23.55)		19		1.18		1.18		1.55		.06
10/31/2021[5,14]	10.00	(.02)	1.03	1.01	—	—	—	11.01	10.10	[9]	4		1.16	[13]	1.16	[13]	1.56	[13]	(.35)[13]
Class 529-E:
4/30/2024[5,7]	9.01	.08	1.66	1.74	(.11)	(.05)	(.16)	10.59	19.35	[9]	14		.65	[13]	.65	[13]	1.03	[13]	1.63	[13]
10/31/2023	8.45	.08	.68	.76	(.06)	(.14)	(.20)	9.01	9.23		9		.65		.65		1.03		.89
10/31/2022	11.04	.06	(2.60)	(2.54)	(.04)	(.01)	(.05)	8.45	(23.16)		4		.64		.64		1.01		.61
10/31/2021[5,14]	10.00	.02	1.02	1.04	—	—	—	11.04	10.40	[9]	1		.60	[13]	.60	[13]	1.00	[13]	.35	[13]
Class 529-T:
4/30/2024[5,7]	9.09	.11	1.66	1.77	(.14)	(.05)	(.19)	10.67	19.52	[9,11]	—	[10]	.20	[11,13]	.20	[11,13]	.58	[11,13]	2.17	[11,13]
10/31/2023	8.50	.13	.69	.82	(.09)	(.14)	(.23)	9.09	9.81	[11]	—	[10]	.18	[11]	.18	[11]	.56	[11]	1.44	[11]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04)	(.01)	(.05)	8.50	(22.74)[11]		—	[10]	.17	[11]	.17	[11]	.54	[11]	1.19	[11]
10/31/2021[5,14]	10.00	.05	1.00	1.05	—	—	—	11.05	10.50	[9,11]	—	[10]	.21	[11,13]	.20	[11,13]	.60	[11,13]	.72	[11,13]
Class 529-F-1:
4/30/2024[5,7]	9.09	.11	1.65	1.76	(.13)	(.05)	(.18)	10.67	19.50	[9,11]	—	[10]	.22	[11,13]	.21	[11,13]	.59	[11,13]	2.16	[11,13]
10/31/2023	8.50	.13	.68	.81	(.08)	(.14)	(.22)	9.09	9.77	[11]	—	[10]	.22	[11]	.20	[11]	.58	[11]	1.42	[11]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04)	(.01)	(.05)	8.50	(22.78)[11]		—	[10]	.21	[11]	.21	[11]	.58	[11]	1.15	[11]
10/31/2021[5,14]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	[9,11]	—	[10]	.28	[11,13]	.27	[11,13]	.67	[11,13]	.65	[11,13]
Class 529-F-2:
4/30/2024[5,7]	9.08	.11	1.66	1.77	(.14)	(.05)	(.19)	10.66	19.61	[9]	207		.15	[13]	.15	[13]	.53	[13]	2.10	[13]
10/31/2023	8.50	.13	.68	.81	(.09)	(.14)	(.23)	9.08	9.77		128		.15		.15		.53		1.38
10/31/2022	11.06	.10	(2.60)	(2.50)	(.05)	(.01)	(.06)	8.50	(22.73)		54		.15		.15		.52		1.11
10/31/2021[5,14]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[9]	11		.16	[13]	.16	[13]	.56	[13]	.72	[13]
Class 529-F-3:
4/30/2024[5,7]	9.09	.12	1.67	1.79	(.15)	(.05)	(.20)	10.68	19.77	[9]	—	[10]	.08	[13]	.08	[13]	.46	[13]	2.29	[13]
10/31/2023	8.51	.14	.67	.81	(.09)	(.14)	(.23)	9.09	9.79		—	[10]	.07		.07		.45		1.45
10/31/2022	11.06	.12	(2.61)	(2.49)	(.05)	(.01)	(.06)	8.51	(22.65)		—	[10]	.07		.07		.44		1.29
10/31/2021[5,14]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[9]	—	[10]	.07	[13]	.07	[13]	.47	[13]	.84	[13]

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

College 2036 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,12]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[3,12]		Net effective expense ratio[4,12]		Ratio of net income (loss) to average net assets[12]
Class 529-A:
4/30/2024[5,7]	$10.48	$.15	$1.63	$1.78	$(.20)	$—	$(.20)	$12.06	17.11%[9]		$1,762		.43%[13]		.43%[13]		.78%[13]		2.51%[13]
10/31/2023	10.14	.18	.63	.81	(.14)	(.33)	(.47)	10.48	8.18		1,386		.44		.44		.79		1.69
10/31/2022	13.77	.13	(2.76)	(2.63)	(.10)	(.90)	(1.00)	10.14	(20.54)		1,073		.43		.43		.78		1.18
10/31/2021	11.22	.11	2.97	3.08	(.14)	(.39)	(.53)	13.77	28.16		1,061		.44		.44		.81		.83
10/31/2020	10.68	.12	.71	.83	(.14)	(.15)	(.29)	11.22	7.80		552		.48		.48		.85		1.15
10/31/2019	9.71	.15	.93	1.08	(.09)	(.02)	(.11)	10.68	11.33		275		.51		.51		.89		1.51
Class 529-C:
4/30/2024[5,7]	10.31	.10	1.61	1.71	(.12)	—	(.12)	11.90	16.64	[9]	106		1.18	[13]	1.18	[13]	1.53	[13]	1.77	[13]
10/31/2023	9.97	.10	.63	.73	(.06)	(.33)	(.39)	10.31	7.48		91		1.19		1.19		1.54		.94
10/31/2022	13.58	.05	(2.73)	(2.68)	(.03)	(.90)	(.93)	9.97	(21.17)		80		1.18		1.18		1.53		.43
10/31/2021	11.10	.01	2.95	2.96	(.09)	(.39)	(.48)	13.58	27.22		85		1.17		1.17		1.54		.09
10/31/2020	10.59	.05	.70	.75	(.09)	(.15)	(.24)	11.10	7.12		36		1.18		1.18		1.55		.48
10/31/2019	9.67	.08	.92	1.00	(.06)	(.02)	(.08)	10.59	10.48		18		1.20		1.20		1.58		.83
Class 529-E:
4/30/2024[5,7]	10.45	.13	1.63	1.76	(.18)	—	(.18)	12.03	16.94	[9]	51		.65	[13]	.65	[13]	1.00	[13]	2.29	[13]
10/31/2023	10.11	.16	.63	.79	(.12)	(.33)	(.45)	10.45	7.98		39		.65		.65		1.00		1.48
10/31/2022	13.73	.11	(2.75)	(2.64)	(.08)	(.90)	(.98)	10.11	(20.66)		30		.64		.64		.99		.96
10/31/2021	11.20	.08	2.96	3.04	(.12)	(.39)	(.51)	13.73	27.82		29		.64		.64		1.01		.62
10/31/2020	10.67	.11	.70	.81	(.13)	(.15)	(.28)	11.20	7.60		15		.65		.65		1.02		1.00
10/31/2019	9.70	.14	.93	1.07	(.08)	(.02)	(.10)	10.67	11.19		8		.67		.67		1.05		1.36
Class 529-T:
4/30/2024[5,7]	10.59	.16	1.65	1.81	(.23)	—	(.23)	12.17	17.22	[9,11]	—	[10]	.18	[11,13]	.18	[11,13]	.53	[11,13]	2.78	[11,13]
10/31/2023	10.23	.22	.63	.85	(.16)	(.33)	(.49)	10.59	8.56	[11]	—	[10]	.13	[11]	.13	[11]	.48	[11]	2.00	[11]
10/31/2022	13.87	.17	(2.78)	(2.61)	(.13)	(.90)	(1.03)	10.23	(20.31)[11]		—	[10]	.17	[11]	.17	[11]	.52	[11]	1.44	[11]
10/31/2021	11.29	.14	2.99	3.13	(.16)	(.39)	(.55)	13.87	28.42	[11]	—	[10]	.20	[11]	.20	[11]	.57	[11]	1.08	[11]
10/31/2020	10.73	.16	.70	.86	(.15)	(.15)	(.30)	11.29	8.06	[11]	—	[10]	.23	[11]	.23	[11]	.60	[11]	1.50	[11]
10/31/2019	9.72	.19	.93	1.12	(.09)	(.02)	(.11)	10.73	11.66	[11]	—	[10]	.26	[11]	.26	[11]	.64	[11]	1.89	[11]
Class 529-F-1:
4/30/2024[5,7]	10.57	.16	1.65	1.81	(.23)	—	(.23)	12.15	17.21	[9,11]	—	[10]	.20	[11,13]	.18	[11,13]	.53	[11,13]	2.78	[11,13]
10/31/2023	10.21	.21	.64	.85	(.16)	(.33)	(.49)	10.57	8.54	[11]	—	[10]	.20	[11]	.17	[11]	.52	[11]	1.96	[11]
10/31/2022	13.85	.16	(2.78)	(2.62)	(.12)	(.90)	(1.02)	10.21	(20.38)[11]		—	[10]	.21	[11]	.21	[11]	.56	[11]	1.40	[11]
10/31/2021	11.28	.13	2.99	3.12	(.16)	(.39)	(.55)	13.85	28.39	[11]	—	[10]	.24	[11]	.24	[11]	.61	[11]	.99	[11]
10/31/2020	10.72	.16	.71	.87	(.16)	(.15)	(.31)	11.28	8.17	[11]	—	[10]	.18	[11]	.18	[11]	.55	[11]	1.43	[11]
10/31/2019	9.73	.18	.94	1.12	(.11)	(.02)	(.13)	10.72	11.67		32		.20		.20		.58		1.80
Class 529-F-2:
4/30/2024[5,7]	10.49	.16	1.64	1.80	(.24)	—	(.24)	12.05	17.20	[9]	369		.15	[13]	.15	[13]	.50	[13]	2.77	[13]
10/31/2023	10.14	.21	.63	.84	(.16)	(.33)	(.49)	10.49	8.59		274		.14		.14		.49		1.99
10/31/2022	13.77	.16	(2.75)	(2.59)	(.14)	(.90)	(1.04)	10.14	(20.34)		196		.15		.15		.50		1.45
10/31/2021	11.22	.14	2.97	3.11	(.17)	(.39)	(.56)	13.77	28.44		176		.17		.17		.54		1.09
10/31/2020[5,15]	11.22	—	—	—	—	—	—	11.22	—		72		—		—		—		—
Class 529-F-3:
4/30/2024[5,7]	10.62	.15	1.68	1.83	(.23)	—	(.23)	12.22	17.29	[9]	—	[10]	.08	[13]	.08	[13]	.43	[13]	2.56	[13]
10/31/2023	10.15	.22	.63	.85	(.05)	(.33)	(.38)	10.62	8.59		—	[10]	.08		.08		.43		2.06
10/31/2022	13.77	.19	(2.77)	(2.58)	(.14)	(.90)	(1.04)	10.15	(20.23)		—	[10]	.07		.07		.42		1.56
10/31/2021	11.22	.16	2.96	3.12	(.18)	(.39)	(.57)	13.77	28.56		2		.07		.07		.44		1.23
10/31/2020[5,15]	11.22	—	—	—	—	—	—	11.22	—		—	[10]	—		—		—		—

Refer to the end of the tables for footnotes.

40	American Funds College Target Date Series

Financial highlights (continued)

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,12]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[3,12]		Net effective expense ratio[4,12]		Ratio of net income (loss) to average net assets[12]
Class 529-A:
4/30/2024[5,7]	$10.73	$.18	$1.22	$1.40	$(.28)	$—	$(.28)	$11.85	13.14%[9]		$2,455		.43%[13]		.43%[13]		.74%[13]		3.06%[13]
10/31/2023	10.64	.27	.30	.57	(.20)	(.28)	(.48)	10.73	5.43		2,061		.43		.43		.73		2.46
10/31/2022	14.34	.19	(2.40)	(2.21)	(.15)	(1.34)	(1.49)	10.64	(17.23)		1,748		.42		.42		.73		1.57
10/31/2021	12.44	.15	2.54	2.69	(.23)	(.56)	(.79)	14.34	22.35		1,840		.42		.42		.75		1.07
10/31/2020	12.04	.17	.80	.97	(.21)	(.36)	(.57)	12.44	8.22		1,263		.42		.42		.76		1.42
10/31/2019	11.33	.20	.97	1.17	(.17)	(.29)	(.46)	12.04	10.95		952		.45		.45		.81		1.76
Class 529-C:
4/30/2024[5,7]	10.58	.13	1.21	1.34	(.19)	—	(.19)	11.73	12.72	[9]	80		1.18	[13]	1.18	[13]	1.49	[13]	2.32	[13]
10/31/2023	10.48	.18	.31	.49	(.11)	(.28)	(.39)	10.58	4.67		75		1.19		1.19		1.49		1.69
10/31/2022	14.13	.09	(2.37)	(2.28)	(.03)	(1.34)	(1.37)	10.48	(17.86)		79		1.17		1.17		1.48		.80
10/31/2021	12.27	.04	2.51	2.55	(.13)	(.56)	(.69)	14.13	21.36		108		1.17		1.17		1.50		.32
10/31/2020	11.88	.08	.80	.88	(.13)	(.36)	(.49)	12.27	7.53		98		1.17		1.17		1.51		.71
10/31/2019	11.18	.12	.96	1.08	(.09)	(.29)	(.38)	11.88	10.13		94		1.18		1.18		1.54		1.03
Class 529-E:
4/30/2024[5,7]	10.65	.16	1.23	1.39	(.26)	—	(.26)	11.78	13.10	[9]	73		.65	[13]	.65	[13]	.96	[13]	2.84	[13]
10/31/2023	10.57	.24	.30	.54	(.18)	(.28)	(.46)	10.65	5.14		62		.65		.65		.95		2.24
10/31/2022	14.25	.16	(2.38)	(2.22)	(.12)	(1.34)	(1.46)	10.57	(17.38)		54		.64		.64		.95		1.35
10/31/2021	12.37	.12	2.53	2.65	(.21)	(.56)	(.77)	14.25	22.07		57		.63		.63		.96		.85
10/31/2020	11.98	.14	.79	.93	(.18)	(.36)	(.54)	12.37	7.99		40		.64		.64		.98		1.21
10/31/2019	11.28	.18	.96	1.14	(.15)	(.29)	(.44)	11.98	10.69		31		.66		.66		1.02		1.55
Class 529-T:
4/30/2024[5,7]	10.78	.19	1.25	1.44	(.32)	—	(.32)	11.90	13.39	[9,11]	—	[10]	.18	[11,13]	.18	[11,13]	.49	[11,13]	3.31	[11,13]
10/31/2023	10.69	.31	.29	.60	(.23)	(.28)	(.51)	10.78	5.67	[11]	—	[10]	.11	[11]	.11	[11]	.41	[11]	2.77	[11]
10/31/2022	14.39	.22	(2.41)	(2.19)	(.17)	(1.34)	(1.51)	10.69	(17.00)[11]		—	[10]	.17	[11]	.17	[11]	.48	[11]	1.82	[11]
10/31/2021	12.48	.17	2.56	2.73	(.26)	(.56)	(.82)	14.39	22.56	[11]	—	[10]	.21	[11]	.21	[11]	.54	[11]	1.27	[11]
10/31/2020	12.07	.20	.80	1.00	(.23)	(.36)	(.59)	12.48	8.46	[11]	—	[10]	.21	[11]	.21	[11]	.55	[11]	1.66	[11]
10/31/2019	11.35	.23	.97	1.20	(.19)	(.29)	(.48)	12.07	11.19	[11]	—	[10]	.24	[11]	.24	[11]	.60	[11]	1.99	[11]
Class 529-F-1:
4/30/2024[5,7]	10.79	.19	1.24	1.43	(.31)	—	(.31)	11.91	13.30	[9,11]	—	[10]	.21	[11,13]	.20	[11,13]	.51	[11,13]	3.30	[11,13]
10/31/2023	10.70	.30	.29	.59	(.22)	(.28)	(.50)	10.79	5.60	[11]	—	[10]	.22	[11]	.19	[11]	.49	[11]	2.70	[11]
10/31/2022	14.40	.21	(2.40)	(2.19)	(.17)	(1.34)	(1.51)	10.70	(17.04	)11	—	[10]	.22	[11]	.22	[11]	.53	[11]	1.77	[11]
10/31/2021	12.51	.17	2.56	2.73	(.28)	(.56)	(.84)	14.40	22.52	[11]	—	[10]	.25	[11]	.25	[11]	.58	[11]	1.22	[11]
10/31/2020	12.10	.20	.80	1.00	(.23)	(.36)	(.59)	12.51	8.51	[11]	—	[10]	.18	[11]	.18	[11]	.52	[11]	1.66	[11]
10/31/2019	11.38	.23	.98	1.21	(.20)	(.29)	(.49)	12.10	11.29		92		.19		.19		.55		2.02
Class 529-F-2:
4/30/2024[5,7]	10.73	.19	1.23	1.42	(.31)	—	(.31)	11.84	13.35	[9]	401		.15	[13]	.15	[13]	.46	[13]	3.32	[13]
10/31/2023	10.64	.30	.30	.60	(.23)	(.28)	(.51)	10.73	5.74		318		.14		.14		.44		2.75
10/31/2022	14.34	.22	(2.40)	(2.18)	(.18)	(1.34)	(1.52)	10.64	(17.02)		242		.14		.14		.45		1.85
10/31/2021	12.44	.18	2.54	2.72	(.26)	(.56)	(.82)	14.34	22.62		229		.17		.17		.50		1.31
10/31/2020[5,15]	12.44	—	—	—	—	—	—	12.44	—		132		—		—		—		—
Class 529-F-3:
4/30/2024[5,7]	10.73	.20	1.23	1.43	(.32)	—	(.32)	11.84	13.41	[9]	1		.07	[13]	.07	[13]	.38	[13]	3.45	[13]
10/31/2023	10.64	.31	.30	.61	(.24)	(.28)	(.52)	10.73	5.78		1		.07		.07		.37		2.82
10/31/2022	14.34	.23	(2.40)	(2.17)	(.19)	(1.34)	(1.53)	10.64	(16.96)		1		.07		.07		.38		1.91
10/31/2021	12.44	.20	2.54	2.74	(.28)	(.56)	(.84)	14.34	22.77		1		.07		.07		.40		1.45
10/31/2020[5,15]	12.44	—	—	—	—	—	—	12.44	—		—	[10]	—		—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	41

Financial highlights (continued)

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,12]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[3,12]		Net effective expense ratio[4,12]		Ratio of net income (loss) to average net assets[12]
Class 529-A:
4/30/2024[5,7]	$11.78	$.22	$.97	$1.19	$(.37)	$—	$(.37)	$12.60	10.17%[9]		$3,060		.42%[13]		.42%[13]		.71%[13]		3.51%[13]
10/31/2023	11.94	.37	(.05)	.32	(.29)	(.19)	(.48)	11.78	2.64		2,676		.43		.43		.71		3.05
10/31/2022	15.49	.25	(2.07)	(1.82)	(.21)	(1.52)	(1.73)	11.94	(13.28)		2,413		.41		.41		.68		1.91
10/31/2021	13.99	.21	2.10	2.31	(.35)	(.46)	(.81)	15.49	17.04		2,527		.41		.41		.70		1.40
10/31/2020	13.86	.23	.52	.75	(.27)	(.35)	(.62)	13.99	5.53		1,896		.42		.42		.74		1.64
10/31/2019	13.32	.26	1.07	1.33	(.22)	(.57)	(.79)	13.86	10.81		1,482		.44		.44		.78		1.95
Class 529-C:
4/30/2024[5,7]	11.60	.17	.95	1.12	(.28)	—	(.28)	12.44	9.63	[9]	113		1.17	[13]	1.17	[13]	1.46	[13]	2.76	[13]
10/31/2023	11.75	.28	(.05)	.23	(.19)	(.19)	(.38)	11.60	1.90		107		1.19		1.19		1.47		2.29
10/31/2022	15.24	.15	(2.03)	(1.88)	(.09)	(1.52)	(1.61)	11.75	(13.86)		112		1.17		1.17		1.44		1.14
10/31/2021	13.72	.09	2.07	2.16	(.18)	(.46)	(.64)	15.24	16.16		141		1.16		1.16		1.45		.64
10/31/2020	13.61	.13	.51	.64	(.18)	(.35)	(.53)	13.72	4.74		139		1.16		1.16		1.48		.97
10/31/2019	13.09	.16	1.05	1.21	(.12)	(.57)	(.69)	13.61	9.94		218		1.18		1.18		1.52		1.21
Class 529-E:
4/30/2024[5,7]	11.67	.20	.97	1.17	(.35)	—	(.35)	12.49	10.03	[9]	95		.65	[13]	.65	[13]	.94	[13]	3.29	[13]
10/31/2023	11.83	.34	(.05)	.29	(.26)	(.19)	(.45)	11.67	2.43		83		.65		.65		.93		2.83
10/31/2022	15.36	.22	(2.05)	(1.83)	(.18)	(1.52)	(1.70)	11.83	(13.46)		77		.64		.64		.91		1.68
10/31/2021	13.88	.17	2.09	2.26	(.32)	(.46)	(.78)	15.36	16.77		82		.63		.63		.92		1.17
10/31/2020	13.76	.19	.53	.72	(.25)	(.35)	(.60)	13.88	5.29		62		.64		.64		.96		1.43
10/31/2019	13.23	.23	1.06	1.29	(.19)	(.57)	(.76)	13.76	10.56		53		.65		.65		.99		1.74
Class 529-T:
4/30/2024[5,7]	11.83	.24	.97	1.21	(.41)	—	(.41)	12.63	10.27	[9,11]	—	[10]	.18	[11,13]	.18	[11,13]	.47	[11,13]	3.77	[11,13]
10/31/2023	11.98	.41	(.05)	.36	(.32)	(.19)	(.51)	11.83	2.97	[11]	—	[10]	.11	[11]	.11	[11]	.39	[11]	3.38	[11]
10/31/2022	15.52	.28	(2.06)	(1.78)	(.24)	(1.52)	(1.76)	11.98	(13.01)[11]		—	[10]	.17	[11]	.17	[11]	.44	[11]	2.15	[11]
10/31/2021	14.01	.24	2.10	2.34	(.37)	(.46)	(.83)	15.52	17.28	[11]	—	[10]	.20	[11]	.20	[11]	.49	[11]	1.61	[11]
10/31/2020	13.88	.26	.52	.78	(.30)	(.35)	(.65)	14.01	5.70	[11]	—	[10]	.21	[11]	.21	[11]	.53	[11]	1.86	[11]
10/31/2019	13.33	.29	1.07	1.36	(.24)	(.57)	(.81)	13.88	11.07	[11]	—	[10]	.24	[11]	.24	[11]	.58	[11]	2.16	[11]
Class 529-F-1:
4/30/2024[5,7]	11.85	.24	.97	1.21	(.40)	—	(.40)	12.66	10.26	[9,11]	—	[10]	.22	[11,13]	.20	[11,13]	.49	[11,13]	3.74	[11,13]
10/31/2023	12.00	.40	(.05)	.35	(.31)	(.19)	(.50)	11.85	2.91	[11]	—	[10]	.22	[11]	.19	[11]	.47	[11]	3.29	[11]
10/31/2022	15.55	.28	(2.08)	(1.80)	(.23)	(1.52)	(1.75)	12.00	(13.11)	[11]	—	[10]	.22	[11]	.22	[11]	.49	[11]	2.10	[11]
10/31/2021	14.06	.23	2.12	2.35	(.40)	(.46)	(.86)	15.55	17.26	[11]	—	[10]	.25	[11]	.25	[11]	.54	[11]	1.53	[11]
10/31/2020	13.93	.26	.53	.79	(.31)	(.35)	(.66)	14.06	5.74	[11]	—	[10]	.17	[11]	.17	[11]	.49	[11]	1.88	[11]
10/31/2019	13.38	.29	1.08	1.37	(.25)	(.57)	(.82)	13.93	11.14		148		.19		.19		.53		2.20
Class 529-F-2:
4/30/2024[5,7]	11.79	.24	.96	1.20	(.41)	—	(.41)	12.58	10.20	[9]	466		.15	[13]	.15	[13]	.44	[13]	3.78	[13]
10/31/2023	11.95	.41	(.06)	.35	(.32)	(.19)	(.51)	11.79	2.93		388		.14		.14		.42		3.34
10/31/2022	15.49	.29	(2.06)	(1.77)	(.25)	(1.52)	(1.77)	11.95	(12.99)		324		.14		.14		.41		2.18
10/31/2021	13.99	.25	2.09	2.34	(.38)	(.46)	(.84)	15.49	17.30		302		.17		.17		.46		1.64
10/31/2020[5,15]	13.99	—	—	—	—	—	—	13.99	—		194		—		—		—		—
Class 529-F-3:
4/30/2024[5,7]	11.79	.24	.97	1.21	(.42)	—	(.42)	12.58	10.25	[9]	1		.07	[13]	.07	[13]	.36	[13]	3.90	[13]
10/31/2023	11.94	.41	(.04)	.37	(.33)	(.19)	(.52)	11.79	3.07		1		.07		.07		.35		3.40
10/31/2022	15.49	.30	(2.07)	(1.77)	(.26)	(1.52)	(1.78)	11.94	(13.00)		1		.07		.07		.34		2.24
10/31/2021	13.99	.27	2.09	2.36	(.40)	(.46)	(.86)	15.49	17.45		1		.07		.07		.36		1.78
10/31/2020[5,15]	13.99	—	—	—	—	—	—	13.99	—		—	[10]	—		—		—		—

Refer to the end of the tables for footnotes.

42	American Funds College Target Date Series

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,12]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[3]		expenses to average net assets after waivers/ reimburse- ments[3,12]		Net effective expense ratio[4,12]		Ratio of net income (loss) to average net assets[12]
Class 529-A:
4/30/2024[5,7]	$11.12	$.21	$.61	$.82	$(.37)	$—	$(.37)	$11.57	7.36%[9]		$2,522		.42%[13]		.42%[13]		.70%[13]		3.65%[13]
10/31/2023	11.33	.38	(.21)	.17	(.28)	(.10)	(.38)	11.12	1.47		2,263		.43		.43		.70		3.29
10/31/2022	13.77	.24	(1.71)	(1.47)	(.19)	(.78)	(.97)	11.33	(11.49)		2,088		.41		.41		.66		1.97
10/31/2021	13.11	.21	1.20	1.41	(.39)	(.36)	(.75)	13.77	11.10		2,161		.41		.41		.66		1.54
10/31/2020	13.06	.24	.32	.56	(.29)	(.22)	(.51)	13.11	4.39		1,687		.42		.42		.69		1.86
10/31/2019	12.42	.27	.93	1.20	(.23)	(.33)	(.56)	13.06	10.23		1,303		.44		.44		.73		2.15
Class 529-C:
4/30/2024[5,7]	10.96	.17	.59	.76	(.28)	—	(.28)	11.44	6.95	[9]	152		1.17	[13]	1.17	[13]	1.45	[13]	2.90	[13]
10/31/2023	11.17	.29	(.21)	.08	(.19)	(.10)	(.29)	10.96	.69		139		1.19		1.19		1.46		2.52
10/31/2022	13.58	.15	(1.69)	(1.54)	(.09)	(.78)	(.87)	11.17	(12.14)		130		1.17		1.17		1.42		1.20
10/31/2021	12.88	.11	1.18	1.29	(.23)	(.36)	(.59)	13.58	10.29		143		1.16		1.16		1.41		.79
10/31/2020	12.85	.15	.30	.45	(.20)	(.22)	(.42)	12.88	3.57		132		1.16		1.16		1.43		1.21
10/31/2019	12.22	.18	.92	1.10	(.14)	(.33)	(.47)	12.85	9.46		206		1.18		1.18		1.47		1.41
Class 529-E:
4/30/2024[5,7]	11.01	.20	.59	.79	(.34)	—	(.34)	11.46	7.20	[9]	82		.65	[13]	.65	[13]	.93	[13]	3.42	[13]
10/31/2023	11.22	.35	(.20)	.15	(.26)	(.10)	(.36)	11.01	1.26		74		.65		.65		.92		3.06
10/31/2022	13.64	.21	(1.69)	(1.48)	(.16)	(.78)	(.94)	11.22	(11.66)		69		.64		.64		.89		1.74
10/31/2021	13.00	.18	1.18	1.36	(.36)	(.36)	(.72)	13.64	10.79		72		.63		.63		.88		1.32
10/31/2020	12.96	.21	.32	.53	(.27)	(.22)	(.49)	13.00	4.16		57		.64		.64		.91		1.65
10/31/2019	12.33	.24	.93	1.17	(.21)	(.33)	(.54)	12.96	10.01		47		.65		.65		.94		1.94
Class 529-T:
4/30/2024[5,7]	11.17	.23	.60	.83	(.40)	—	(.40)	11.60	7.45	[9,11]	—	[10]	.18	[11,13]	.18	[11,13]	.46	[11,13]	3.90	[11,13]
10/31/2023	11.37	.41	(.20)	.21	(.31)	(.10)	(.41)	11.17	1.80	[11]	—	[10]	.12	[11]	.12	[11]	.39	[11]	3.60	[11]
10/31/2022	13.81	.27	(1.71)	(1.44)	(.22)	(.78)	(1.00)	11.37	(11.28)[11]		—	[10]	.17	[11]	.17	[11]	.42	[11]	2.20	[11]
10/31/2021	13.14	.24	1.20	1.44	(.41)	(.36)	(.77)	13.81	11.33	[11]	—	[10]	.20	[11]	.20	[11]	.45	[11]	1.76	[11]
10/31/2020	13.09	.27	.31	.58	(.31)	(.22)	(.53)	13.14	4.56	[11]	—	[10]	.22	[11]	.22	[11]	.49	[11]	2.08	[11]
10/31/2019	12.44	.30	.93	1.23	(.25)	(.33)	(.58)	13.09	10.49	[11]	—	[10]	.23	[11]	.23	[11]	.52	[11]	2.36	[11]
Class 529-F-1:
4/30/2024[5,7]	11.19	.23	.61	.84	(.40)	—	(.40)	11.63	7.46	[9,11]	—	[10]	.22	[11,13]	.20	[11,13]	.48	[11,13]	3.88	[11,13]
10/31/2023	11.40	.41	(.22)	.19	(.30)	(.10)	(.40)	11.19	1.65	[11]	—	[10]	.22	[11]	.19	[11]	.46	[11]	3.52	[11]
10/31/2022	13.83	.27	(1.71)	(1.44)	(.21)	(.78)	(.99)	11.40	(11.25)[11]		—	[10]	.22	[11]	.22	[11]	.47	[11]	2.15	[11]
10/31/2021	13.19	.23	1.20	1.43	(.43)	(.36)	(.79)	13.83	11.23	[11]	—	[10]	.25	[11]	.25	[11]	.50	[11]	1.64	[11]
10/31/2020	13.14	.27	.32	.59	(.32)	(.22)	(.54)	13.19	4.60	[11]	—	[10]	.17	[11]	.17	[11]	.44	[11]	2.11	[11]
10/31/2019	12.49	.30	.94	1.24	(.26)	(.33)	(.59)	13.14	10.55		157		.19		.19		.48		2.40
Class 529-F-2:
4/30/2024[5,7]	11.12	.23	.60	.83	(.40)	—	(.40)	11.55	7.48	[9]	438		.15	[13]	.15	[13]	.43	[13]	3.92	[13]
10/31/2023	11.34	.41	(.22)	.19	(.31)	(.10)	(.41)	11.12	1.67		383		.14		.14		.41		3.58
10/31/2022	13.77	.28	(1.71)	(1.43)	(.22)	(.78)	(1.00)	11.34	(11.19)		318		.14		.14		.39		2.24
10/31/2021	13.11	.24	1.20	1.44	(.42)	(.36)	(.78)	13.77	11.35		301		.17		.17		.42		1.78
10/31/2020[5,15]	13.11	—	—	—	—	—	—	13.11	—		203		—		—		—		—
Class 529-F-3:
4/30/2024[5,7]	11.12	.23	.61	.84	(.41)	—	(.41)	11.55	7.53	[9]	—	[10]	.08	[13]	.08	[13]	.36	[13]	4.00	[13]
10/31/2023	11.33	.42	(.21)	.21	(.32)	(.10)	(.42)	11.12	1.81		—	[10]	.08		.08		.35		3.64
10/31/2022	13.76	.28	(1.70)	(1.42)	(.23)	(.78)	(1.01)	11.33	(11.14)		—	[10]	.08		.08		.33		2.29
10/31/2021	13.11	.25	1.20	1.45	(.44)	(.36)	(.80)	13.76	11.41		—	[10]	.10		.08		.33		1.89
10/31/2020[5,15]	13.11	—	—	—	—	—	—	13.11	—		—	[10]	—		—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	43

Financial highlights (continued)

College Enrollment Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,12]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[3]		expenses to average net assets after waivers/ reimburse- ments[3,12]		Net effective expense ratio[4,12]		Ratio of net income (loss) to average net assets[12]
Class 529-A:
4/30/2024[5,7]	$9.00	$.16		$.24	$.40	$(.33)	$—	$(.33)	$9.07	4.41%[9]		$3,307		.41%[13]		.41%[13]		.70%[13]		3.42%[13]
10/31/2023	9.06	.29		(.14)	.15	(.21)	—	(.21)	9.00	1.63		1,287		.42		.42		.69		3.18
10/31/2022	10.04	.14		(1.01)	(.87)	(.06)	(.05)	(.11)	9.06	(8.75)		1,650		.40		.40		.67		1.43
10/31/2021	10.39	.07		(.08)	(.01)	(.27)	(.07)	(.34)	10.04	(.07)		2,296		.41		.41		.68		.72
10/31/2020	10.09	.13		.40	.53	(.23)	—	(.23)	10.39	5.34		821		.41		.41		.68		1.25
10/31/2019	9.70	.19		.34	.53	(.14)	—	(.14)	10.09	5.49		769		.42		.42		.71		1.91
Class 529-C:
4/30/2024[5,7]	9.03	.12		.25	.37	(.23)	—	(.23)	9.17	4.08	[9]	240		1.17	[13]	1.17	[13]	1.46	[13]	2.64	[13]
10/31/2023	9.06	.22		(.14)	.08	(.11)	—	(.11)	9.03	.85		81		1.18		1.18		1.45		2.41
10/31/2022	10.06	.06		(1.01)	(.95)	— [8]	(.05)	(.05)	9.06	(9.47)		135		1.17		1.17		1.44		.63
10/31/2021	10.34	—	[8]	(.09)	(.09)	(.12)	(.07)	(.19)	10.06	(.85)		240		1.16		1.16		1.43		(.02)
10/31/2020	10.02	.07		.39	.46	(.14)	—	(.14)	10.34	4.63		92		1.12		1.12		1.39		.65
10/31/2019	9.64	.11		.34	.45	(.07)	—	(.07)	10.02	4.73		206		1.18		1.18		1.47		1.16
Class 529-E:
4/30/2024[5,7]	8.97	.15		.24	.39	(.30)	—	(.30)	9.06	4.37	[9]	126		.61	[13]	.61	[13]	.90	[13]	3.23	[13]
10/31/2023	9.03	.27		(.15)	.12	(.18)	—	(.18)	8.97	1.34		53		.64		.64		.91		2.96
10/31/2022	10.01	.11		(1.00)	(.89)	(.04)	(.05)	(.09)	9.03	(8.96)		71		.64		.64		.91		1.19
10/31/2021	10.36	.05		(.08)	(.03)	(.25)	(.07)	(.32)	10.01	(.31)		103		.63		.63		.90		.51
10/31/2020	10.05	.11		.40	.51	(.20)	—	(.20)	10.36	5.19		38		.61		.61		.88		1.08
10/31/2019	9.66	.17		.34	.51	(.12)	—	(.12)	10.05	5.31		42		.64		.64		.93		1.69
Class 529-T:
4/30/2024[5,7]	9.02	.17		.24	.41	(.36)	—	(.36)	9.07	4.53	[9,11]	—	[10]	.19	[11,13]	.19	[11,13]	.48	[11,13]	3.70	[11,13]
10/31/2023	9.08	.32		(.14)	.18	(.24)	—	(.24)	9.02	1.93	[11]	—	[10]	.13	[11]	.13	[11]	.40	[11]	3.47	[11]
10/31/2022	10.05	.16		(1.01)	(.85)	(.07)	(.05)	(.12)	9.08	(8.53)[11]		—	[10]	.18	[11]	.18	[11]	.45	[11]	1.68	[11]
10/31/2021	10.40	.09		(.08)	.01	(.29)	(.07)	(.36)	10.05	.13	[11]	—	[10]	.20	[11]	.20	[11]	.47	[11]	.89	[11]
10/31/2020	10.10	.15		.40	.55	(.25)	—	(.25)	10.40	5.57	[11]	—	[10]	.21	[11]	.21	[11]	.48	[11]	1.47	[11]
10/31/2019	9.70	.21		.34	.55	(.15)	—	(.15)	10.10	5.71	[11]	—	[10]	.23	[11]	.23	[11]	.52	[11]	2.10	[11]
Class 529-F-1:
4/30/2024[5,7]	9.03	.17		.23	.40	(.35)	—	(.35)	9.08	4.47	[9,11]	—	[10]	.25	[11,13]	.23	[11,13]	.52	[11,13]	3.66	[11,13]
10/31/2023	9.09	.31		(.14)	.17	(.23)	—	(.23)	9.03	1.90	[11]	—	[10]	.21	[11]	.18	[11]	.45	[11]	3.42	[11]
10/31/2022	10.06	.16		(1.02)	(.86)	(.06)	(.05)	(.11)	9.09	(8.60)[11]		—	[10]	.22	[11]	.22	[11]	.49	[11]	1.64	[11]
10/31/2021	10.43	.08		(.07)	.01	(.31)	(.07)	(.38)	10.06	.08	[11]	—	[10]	.27	[11]	.27	[11]	.54	[11]	.81	[11]
10/31/2020	10.13	.15		.40	.55	(.25)	—	(.25)	10.43	5.59		—	[10]	.18		.18		.45		1.51
10/31/2019	9.73	.21		.35	.56	(.16)	—	(.16)	10.13	5.81		125		.19		.19		.48		2.15
Class 529-F-2:
4/30/2024[5,7]	9.01	.17		.24	.41	(.36)	—	(.36)	9.06	4.55	[9]	585		.14	[13]	.14	[13]	.43	[13]	3.69	[13]
10/31/2023	9.07	.32		(.14)	.18	(.24)	—	(.24)	9.01	1.96		217		.12		.12		.39		3.48
10/31/2022	10.04	.16		(1.00)	(.84)	(.08)	(.05)	(.13)	9.07	(8.47)		264		.14		.14		.41		1.69
10/31/2021	10.39	.10		(.08)	.02	(.30)	(.07)	(.37)	10.04	.17		339		.17		.17		.44		.96
10/31/2020[5,15]	10.39	—		—	—	—	—	—	10.39	—		120		—		—		—		—
Class 529-F-3:
4/30/2024[5,7]	9.00	.16		.25	.41	(.36)	—	(.36)	9.05	4.60	[9]	—	[10]	.07	[13]	.07	[13]	.36	[13]	3.58	[13]
10/31/2023	9.06	.32		(.13)	.19	(.25)	—	(.25)	9.00	2.03		—	[10]	.09		.09		.36		3.51
10/31/2022	10.03	.17		(1.01)	(.84)	(.08)	(.05)	(.13)	9.06	(8.44)		—	[10]	.09		.09		.36		1.77
10/31/2021	10.39	.10		(.08)	.02	(.31)	(.07)	(.38)	10.03	.23		—	[10]	.10		.08		.35		1.01
10/31/2020[5,15]	10.39	—		—	—	—	—	—	10.39	—		—	[10]	—		—		—		—

Refer to the end of the tables for footnotes.

44	American Funds College Target Date Series

Financial highlights (continued)

	Six months ended		Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2024[5,7,9]		2023	2022	2021	2020	2019
College 2042 Fund	—%[6,16]
College 2039 Fund	—	[16]	11%	7%	4%[5,9,14]
College 2036 Fund	—	[16]	19	9	27	28%	—%[16]
College 2033 Fund	—	[16]	26	8	35	26	4
College 2030 Fund	3		27	10	44	24	7
College 2027 Fund	5		27	10	30	28	9
College Enrollment Fund	2	[17]	18	7	11	16	5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[5]	Based on operations for a period that is less than a full year.
[6]	For the period March 15, 2024, commencement of operations, through April 30, 2024.
[7]	Unaudited.
[8]	Amount less than $.01.
[9]	Not annualized.
[10]	Amount less than $1 million.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class 529-F-1 shares. In addition, during one of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds.
[13]	Annualized.
[14]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[15]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[16]	Amount is either less than 1% or there is no turnover.
[17]	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the College 2024 Fund on March 22, 2024. The portfolio turnover rate would have been 10% without the adjustment.

Refer to the notes to financial statements.

American Funds College Target Date Series	45

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	American Funds College Target Date Series

Expense example (continued)

College 2042 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return[5]	$1,000.00	$1,000.00	$.59	.47%	$.59	.47%
Class 529-A – assumed 5% return[5]	1,000.00	1,022.53	2.36	.47	2.36	.47
Class 529-C – actual return[5]	1,000.00	1,000.00	1.45	1.15	1.45	1.15
Class 529-C – assumed 5% return[5]	1,000.00	1,019.14	5.77	1.15	5.77	1.15
Class 529-E – actual return[5]	1,000.00	1,000.00	.59	.47	.59	.47
Class 529-E – assumed 5% return[5]	1,000.00	1,022.53	2.36	.47	2.36	.47
Class 529-T – actual return[5]	1,000.00	1,000.00	.25	.20	.25	.20
Class 529-T – assumed 5% return[5]	1,000.00	1,023.87	1.01	.20	1.01	.20
Class 529-F-1 – actual return[5]	1,000.00	1,000.00	.20	.16	.20	.16
Class 529-F-1 – assumed 5% return[5]	1,000.00	1,024.07	.81	.16	.81	.16
Class 529-F-2 – actual return[5]	1,000.00	1,000.00	.08	.06	.08	.06
Class 529-F-2 – assumed 5% return[5]	1,000.00	1,024.57	.30	.06	.30	.06
Class 529-F-3 – actual return[5]	1,000.00	1,000.00	.09	.07	.09	.07
Class 529-F-3 – assumed 5% return[5]	1,000.00	1,024.52	.35	.07	.35	.07

College 2039 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,194.25	$2.67	.49%	$4.75	.87%
Class 529-A – assumed 5% return	1,000.00	1,022.43	2.46	.49	4.37	.87
Class 529-C – actual return	1,000.00	1,189.93	6.48	1.19	8.55	1.57
Class 529-C – assumed 5% return	1,000.00	1,018.95	5.97	1.19	7.87	1.57
Class 529-E – actual return	1,000.00	1,193.47	3.54	.65	5.62	1.03
Class 529-E – assumed 5% return	1,000.00	1,021.63	3.27	.65	5.17	1.03
Class 529-T – actual return	1,000.00	1,195.16	1.09	.20	3.17	.58
Class 529-T – assumed 5% return	1,000.00	1,023.87	1.01	.20	2.92	.58
Class 529-F-1 – actual return	1,000.00	1,195.01	1.15	.21	3.22	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,023.82	1.06	.21	2.97	.59
Class 529-F-2 – actual return	1,000.00	1,196.09	.82	.15	2.89	.53
Class 529-F-2 – assumed 5% return	1,000.00	1,024.12	.75	.15	2.66	.53
Class 529-F-3 – actual return	1,000.00	1,197.66	.44	.08	2.51	.46
Class 529-F-3 – assumed 5% return	1,000.00	1,024.47	.40	.08	2.31	.46

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	47

Expense example (continued)

College 2036 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,171.06	$2.32	.43%	$4.21	.78%
Class 529-A – assumed 5% return	1,000.00	1,022.73	2.16	.43	3.92	.78
Class 529-C – actual return	1,000.00	1,166.43	6.36	1.18	8.24	1.53
Class 529-C – assumed 5% return	1,000.00	1,019.00	5.92	1.18	7.67	1.53
Class 529-E – actual return	1,000.00	1,169.40	3.51	.65	5.39	1.00
Class 529-E – assumed 5% return	1,000.00	1,021.63	3.27	.65	5.02	1.00
Class 529-T – actual return	1,000.00	1,172.21	.97	.18	2.86	.53
Class 529-T – assumed 5% return	1,000.00	1,023.97	.91	.18	2.66	.53
Class 529-F-1 – actual return	1,000.00	1,172.10	.97	.18	2.86	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,023.97	.91	.18	2.66	.53
Class 529-F-2 – actual return	1,000.00	1,172.00	.81	.15	2.70	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,024.12	.75	.15	2.51	.50
Class 529-F-3 – actual return	1,000.00	1,172.92	.43	.08	2.32	.43
Class 529-F-3 – assumed 5% return	1,000.00	1,024.47	.40	.08	2.16	.43

College 2033 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,131.36	$2.28	.43%	$3.92	.74%
Class 529-A – assumed 5% return	1,000.00	1,022.73	2.16	.43	3.72	.74
Class 529-C – actual return	1,000.00	1,127.21	6.24	1.18	7.88	1.49
Class 529-C – assumed 5% return	1,000.00	1,019.00	5.92	1.18	7.47	1.49
Class 529-E – actual return	1,000.00	1,130.99	3.44	.65	5.09	.96
Class 529-E – assumed 5% return	1,000.00	1,021.63	3.27	.65	4.82	.96
Class 529-T – actual return	1,000.00	1,133.90	.96	.18	2.60	.49
Class 529-T – assumed 5% return	1,000.00	1,023.97	.91	.18	2.46	.49
Class 529-F-1 – actual return	1,000.00	1,133.01	1.06	.20	2.70	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.87	1.01	.20	2.56	.51
Class 529-F-2 – actual return	1,000.00	1,133.47	.80	.15	2.44	.46
Class 529-F-2 – assumed 5% return	1,000.00	1,024.12	.75	.15	2.31	.46
Class 529-F-3 – actual return	1,000.00	1,134.09	.37	.07	2.02	.38
Class 529-F-3 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.91	.38

Refer to the end of the tables for footnotes.

48	American Funds College Target Date Series

Expense example (continued)

College 2030 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,101.66	$2.19	.42%	$3.71	.71%
Class 529-A – assumed 5% return	1,000.00	1,022.77	2.11	.42	3.57	.71
Class 529-C – actual return	1,000.00	1,096.32	6.10	1.17	7.61	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.32	1.46
Class 529-E – actual return	1,000.00	1,100.32	3.39	.65	4.91	.94
Class 529-E – assumed 5% return	1,000.00	1,021.63	3.27	.65	4.72	.94
Class 529-T – actual return	1,000.00	1,102.74	.94	.18	2.46	.47
Class 529-T – assumed 5% return	1,000.00	1,023.97	.91	.18	2.36	.47
Class 529-F-1 – actual return	1,000.00	1,102.58	1.05	.20	2.56	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,023.87	1.01	.20	2.46	.49
Class 529-F-2 – actual return	1,000.00	1,102.03	.78	.15	2.30	.44
Class 529-F-2 – assumed 5% return	1,000.00	1,024.12	.75	.15	2.21	.44
Class 529-F-3 – actual return	1,000.00	1,102.52	.37	.07	1.88	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.81	.36

College 2027 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,073.60	$2.17	.42%	$3.61	.70%
Class 529-A – assumed 5% return	1,000.00	1,022.77	2.11	.42	3.52	.70
Class 529-C – actual return	1,000.00	1,069.48	6.02	1.17	7.46	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.27	1.45
Class 529-E – actual return	1,000.00	1,072.01	3.35	.65	4.79	.93
Class 529-E – assumed 5% return	1,000.00	1,021.63	3.27	.65	4.67	.93
Class 529-T – actual return	1,000.00	1,074.53	.93	.18	2.37	.46
Class 529-T – assumed 5% return	1,000.00	1,023.97	.91	.18	2.31	.46
Class 529-F-1 – actual return	1,000.00	1,074.55	1.03	.20	2.48	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,023.87	1.01	.20	2.41	.48
Class 529-F-2 – actual return	1,000.00	1,074.76	.77	.15	2.22	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,024.12	.75	.15	2.16	.43
Class 529-F-3 – actual return	1,000.00	1,075.28	.41	.08	1.86	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.47	.40	.08	1.81	.36

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	49

Expense example (continued)

College Enrollment Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,044.11	$2.08	.41%	$3.56	.70%
Class 529-A – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.52	.70
Class 529-C – actual return	1,000.00	1,040.80	5.94	1.17	7.41	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.32	1.46
Class 529-E – actual return	1,000.00	1,043.68	3.10	.61	4.57	.90
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.52	.90
Class 529-T – actual return	1,000.00	1,045.33	.97	.19	2.44	.48
Class 529-T – assumed 5% return	1,000.00	1,023.92	.96	.19	2.41	.48
Class 529-F-1 – actual return	1,000.00	1,044.70	1.17	.23	2.64	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,023.72	1.16	.23	2.61	.52
Class 529-F-2 – actual return	1,000.00	1,045.45	.71	.14	2.19	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,024.17	.70	.14	2.16	.43
Class 529-F-3 – actual return	1,000.00	1,045.98	.36	.07	1.83	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.81	.36

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio”, the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the initial sale of the share class on March 15, 2024. The “assumed 5% return” line is based on 182 days.

50	American Funds College Target Date Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The agreement was amended to add American Funds College 2042 Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided,

American Funds College Target Date Series	51

as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

52	American Funds College Target Date Series

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

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American Funds College Target Date Series	59

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

60	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com. CollegeAmerica is distributed by American Funds Distributors. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica. Before investing in any state’s 529 plan, investors should consult a tax advisor.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 86% of 10-year periods and 98% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class R-6 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class R-6 share results as of December 31, 2023. Nine of the 12 taxable fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class R-6 shares were first offered on May 1, 2009. Class R-6 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after May 1, 2009, also include hypothetical returns because those funds’ Class R-6 shares sold after the funds’ date of first offering. For Short-Term Bond Fund of America, shares first sold on November 20, 2009; results prior to that date are hypothetical, except for the period between May 7, 2009, and  June 15, 2009, a short period when the fund had shareholders and actual results were calculated. Refer to each fund’s prospectus for more information on specific expenses.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley______________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2024